                                                          File Number 2-86440
                                                                     811-3841

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      Post-Effective Amendment No. 22

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 22

              Separate Account VA-H of SMA Life Assurance Company
              ---------------------------------------------------
                             (Exact Name of Trust)

                          SMA Life Assurance Company
                          --------------------------
                             (Name of Depositor)


                             440 Lincoln Street
                       Worcester Massachusetts 01653
                       -----------------------------
         (Complete address of depositor's principal executive offices)

                               (508) 855-1000
              (Registrant's telephone number including area code)

                 Abigail M. Armstrong, Secretary and Counsel
                          SMA Life Assurance Company
                             440 Lincoln Street
                       Worcester, Massachusetts 01653
              (Name and complete address of agent for service)


           It is proposed that this filing will become effective:

           ___ on___________________pursuant to paragraph (a) of Rule 485
           ___ 60 days after filing pursuant to paragraph (a) of Rule 485
           ___ immediately after filing pursuant to paragraph (b) of Rule 485
            X  on October 1, 1995 pursuant to paragraph (b) of Rule 485
           ---    ---------------

                         VARIABLE ANNUITY POLICIES

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940, Registrant has registered an indefinite amount of its securities under the Securities Act of 1933. The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1994 was filed on February 23, 1995.

            CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                        ITEMS CALLED FOR BY FORM N-4


FORM N-4 ITEM NO.                     CAPTION IN PROSPECTUS
-----------------                     ---------------------
1. . . . . . . . . . . . . . . . .    Cover Page

2. . . . . . . . . . . . . . . . .    "Special Terms"

3. . . . . . . . . . . . . . . . .    "Summary"; "Annual and Transaction
                                      Expenses"

4. . . . . . . . . . . . . . . . .    Omitted

5. . . . . . . . . . . . . . . . .    "Description of the Company, the
                                      Separate Account and the Trust"

6. . . . . . . . . . . . . . . . .    "Charges and Deductions:

7. . . . . . . . . . . . . . . . .    "The Variable Annuity Policies"

8. . . . . . . . . . . . . . . . .    Omitted

9. . . . . . . . . . . . . . . . .    "Death Benefit"

10 . . . . . . . . . . . . . . . .    "Purchase Payments"; "Computation
                                      of Policy Values and Annuity
                                      Payments"

11 . . . . . . . . . . . . . . . .    "Surrender"; "Partial Redemption"

12 . . . . . . . . . . . . . . . .    "Federal Tax Considerations"

13 . . . . . . . . . . . . . . . .    "Legal Matters"

14 . . . . . . . . . . . . . . . .    "Table of Contents of the Statement
                                      of Additional Information"

FORM N-4 ITEM NO.                     CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------                     ----------------------------------------------

15 . . . . . . . . . . . . . . . .    "Cover Page"

16 . . . . . . . . . . . . . . . .    "Table of Contents"

17 . . . . . . . . . . . . . . . .    "General Information and History"

18 . . . . . . . . . . . . . . . .    "Services"

19 . . . . . . . . . . . . . . . .    "Underwriters"

20 . . . . . . . . . . . . . . . .    "Underwriters"

21 . . . . . . . . . . . . . . . .    "Performance Information"

22 . . . . . . . . . . . . . . . .    "Annuity Payments"

23 . . . . . . . . . . . . . . . .    "Financial Statements"


                         PROSPECTUS SUPPLEMENT
              Separate Accounts VA-A, VA-B, VA-C,VA-G, VA-H
               (Supplement to prospectus dated May 1, 1995)

Effective October 1, 1995, the name of SMA Life Assurance Company has been changed to Allmerica Financial Life Insurance and Annuity Company. The attached prospectus is hereby amended to delete the name "SMA Life Assurance Company" and to substitute Allmerica Financial Life Insurance and Annuity Company.

                                * * *

Except in New York and Texas, the second paragraph under the caption "B. Transfer Privilege" on page 21 is deleted and the following inserted:

Effective November 1, 1995, automatic transfers may also be made from policy value allocated to the Company's General Account (a) to one or more of the Separate Accounts or (b) in order to reallocate policy value among the Separate Accounts. Automatic transfers from the General Account may be made on a monthly, bimonthly, or quarterly basis, provided that: (i) the amount of each monthly transfer cannot exceed 10% of policy value in the General Account as of the date of the first transfer; (ii) each bimonthly transfer cannot exceed 20% of policy value in the General Account as of the date of the first transfer; (iii) each quarterly transfer cannot exceed 25% of policy value in the General Account as of the date of the first transfer. No other transfers are permitted from the General Account except during the 30-day period beginning on each policy anniversary. During that 30 day annual "window" period, any amount (up to 100%) of policy value in the General Account may be transferred.

In New York and Texas, the first sentence of the above is added as the third paragraph under the caption.



OLDVA.STK                                 SUPPLEMENT DATED OCTOBER 1, 1995

This Prospectus describes individual variable annuity policies ("Policies") offered for sale to individuals and businesses in connection with retirement plans which may or may not qualify for special federal income tax treatment. (For information about the tax status when used with a particular type of plan, see "FEDERAL TAX CONSIDERATIONS".) The Following is a summary of information about these Policies. More detailed information can be found under the referenced captions in this Prospectus.

This Prospectus generally describes only the variable accumulation and variable annuity aspects of the Policies, except where fixed values or fixed annuity payments are specifically mentioned. Certain additional information about the Policies is contained in a Statement of Additional Information, dated May 1, 1995 may be amended from time to time, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is listed on page 14 of this Prospectus. The Statement of Additional Information is available upon request and without charge. To obtain the Statement of Additional Information, fill out and return the attached request card or contact SMA Life Individual Customer Services, SMA Life Assurance Company, 440 Lincoln Street, Worcester, Massachusetts 01653.



THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS OF THE ALLMERICA INVESTMENT TRUST.

INVESTORS SHOULD RETAIN A COPY OF THIS PROSPECTUS FOR FUTURE  REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                                Dated May 1, 1995

                                TABLE OF CONTENTS

SPECIAL TERMS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .4
SUMMARY  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .5
ANNUAL AND TRANSACTION EXPENSES. . . . . . . . . . . . . . . . . . . . . . . .7
CONDENSED FINANCIAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . 11
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . 13
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION . . . . . . . . 14
WHAT IS AN ANNUITY?. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14
RIGHT TO REVOKE INDIVIDUAL RETIREMENT ANNUITY  . . . . . . . . . . . . . . . 14
RIGHT TO REVOKE OR SURRENDER IN SOME STATES  . . . . . . . . . . . . . . . . 14
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNTS, AND THE TRUST . . . . . . 15
VOTING RIGHTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
CHARGES AND DEDUCTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . 17
     A.  Contingent Deferred Sales Charge. . . . . . . . . . . . . . . . . . 17
     B.  Charge for Administrative Expense . . . . . . . . . . . . . . . . . 19
     C.  Premium Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . 20
     D.  Annual Charge Against Separate Account Assets . . . . . . . . . .   20

THE VARIABLE ANNUITY POLICIES. . . . . . . . . . . . . . . . . . . . . . . . 20
     A.  Purchase Payments . . . . . . . . . . . . . . . . . . . . . . . . . 21
     B.  Transfer Privilege. . . . . . . . . . . . . . . . . . . . . . . . . 21
     C.  Surrender . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22
     D.  Partial Redemption. . . . . . . . . . . . . . . . . . . . . . . . . 22
     E.  Death Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . 23
     F.  The Spouse of the Annuitant as Beneficiary. . . . . . . . . . . . . 23
     G.  Assignment. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24
     H.  Electing the Form of Annuity and Annuity Date . . . . . . . . . . . 24
     I.  Description of Variable Annuity Options . . . . . . . . . . . . . . 25
     J.  Norris Decision . . . . . . . . . . . . . . . . . . . . . . . . . . 26

     K.  Computation of Policy Values and Annuity Payments . . . . . . . . . 26

         FEDERAL TAX CONSIDERATIONS. . . . . . . . . . . . . . . . . . . . . 28
     A.  Qualified and Non-Qualified Policies. . . . . . . . . . . . . . . . 28
     B.  Taxation of the Policies in General . . . . . . . . . . . . . . . . 28
     C.  Tax Withholding and Penalties . . . . . . . . . . . . . . . . . . . 29
     D.  Provisions Applicable to Qualified Employee Benefit Plans . . . . . 29
     E.  Qualified Employee Pension and Profit Sharing Trusts and Qualified
         Annuity Plans . . . . . . . . . . . . . . . . . . . . . . . . . . . 29
     F.  Self-Employed Individuals . . . . . . . . . . . . . . . . . . . . . 30
     G.  Individual Retirement Account Plans . . . . . . . . . . . . . . . . 30
     H.  Simplified Employee Pensions. . . . . . . . . . . . . . . . . . . . 31
     I.  Public School Systems and Certain Tax-Exempt Organizations  . . . . 31
     J.  Texas Optional Retirement Program . . . . . . . . . . . . . . . . . 31
     K.  Section 457 Plans for State Governments and Tax-Exempt Entities . . 31
     L.  Non-individual Owners . . . . . . . . . . . . . . . . . . . . . . . 32

REPORTS . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . 32
CHANGES IN OPERATION OF THE SEPARATE ACCOUNTS  . . . . . . . . . . . . . . . 32
CHANGE OF NAME OF THE SEPARATE ACCOUNTS  . . . . . . . . . . . . . . . . . . 32
LEGAL MATTERS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 32
FURTHER INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . 32
APPENDIX A - MORE INFORMATION ABOUT THE GENERAL ACCOUNT  . . . . . . . . . . 32
APPENDIX B - INFORMATION ABOUT DISCONTINUED POLICIES . . . . . . . . . . . . 33

                                  SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATED VALUE: the sum of the value of all Accumulation Units in the Separate Accounts and of the value of all accumulations in the General Account of the Company then credited to the Policy, on any date before the date annuity payments are to begin.

ACCUMULATION UNIT: a measure of the Policy Owner's interest in a Separate Account before annuity payments begin.

ANNUITANT: the person designated in the Policy to whom the Annuity is to be paid.

ANNUITY DATE:  the date on which annuity payments begin.

ANNUITY UNIT: a measure of the value of the periodic annuity payments under the Policy.

FIXED AMOUNT ANNUITY: an Annuity providing for payments which remain fixed in amount throughout the annuity payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a Separate Account.

SEPARATE ACCOUNT: Separate Accounts VA-A, VA-B, VA-C, VA-G and VA-H, which are separate investment accounts of the Company.

SURRENDER VALUE: the Accumulated Value of the Policy minus any contingent deferred sales charge applicable upon surrender.

VALUATION DATE: a day on which the net asset value of the shares of any of the Funds is determined and unit values of the Policies are determined. Valuation dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy was received) when there is a sufficient degree of trading in a Fund's portfolio securities such that the current net asset value of the Policies may be materially affected.

VALUATION PERIOD:  the interval between two consecutive Valuation Dates.

VARIABLE ANNUITY: an Annuity providing for payments varying in amount in accordance with the investment experience of the Growth Fund, the Investment Grade Income Fund, or the Money Market Fund of Allmerica Investment Trust.

                                     SUMMARY

INVESTMENT OPTIONS. The Policies permit net purchase payments to be allocated to Separate Account VA-A, Separate Accounts VA-B or VA-C, or Separate Accounts VA-G or VA-H (called collectively the "Separate Accounts"), all separate investment accounts of SMA Life Assurance Company ("Company"). Separate Accounts VA-A, VA-C, and VA-H are available in connection with retirement plans which meet the requirements of Sections 401, 403, 408, or 457 of the Internal Revenue Code. Separate Accounts VA-A, VA-B, and VA-G are available in connection with all other retirement plans. The Separate Accounts are registered as unit investment trusts under the Investment Company Act of 1940, as amended, (the "1940 Act") but such registration does not involve the supervision of the management or investment practices or policies of the Separate Accounts by the Securities and Exchange Commission (the "SEC"). For information about the Separate Accounts and the Company, see "DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNTS, AND THE TRUST".

Each Separate Account invests its assets without sales charge in a corresponding investment series of the Allmerica Investment Trust (the "Trust"). The Trust is a no-load, open-end, diversified series investment company. Three of its investment series are offered under the Policies: the Growth Fund, the Investment Grade Income Fund, and the Money Market Fund (the "Funds"). Each of the Funds operates pursuant to different investment objectives, discussed below.

The Trust was established for the purpose of providing a vehicle for the investment of assets of various separate investment accounts established by State Mutual Life Assurance Company of America ("State Mutual"), the Company, or other affiliated life insurance companies. Shares of the Trust are not offered to the general public but solely to such separate investment accounts.

The Policies also permit purchase payments to be allocated to accumulate at a fixed rate of interest in the Company's General Account with net principal and minimum interest guaranteed by the Company. For more information see APPENDIX A, "MORE INFORMATION ABOUT THE GENERAL ACCOUNT".

INVESTMENT IN THE SEPARATE ACCOUNTS. The value of each Separate Account will vary daily depending on the performance of the investments made by the underlying Fund.

Separate Account VA-A invests in shares of the Growth Fund. The investment objective of the Growth Fund is to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current income, if any, is incidental to this objective.

Separate Accounts VA-B and VA-C invest in shares of the Investment Grade Income Fund. The Investment Grade Income Fund is invested in a diversified portfolio of fixed income securities with the objective of seeking as high a level of total return (including both income and realized and unrealized capital gains) as is consistent with prudent investment management.

Separate Accounts VA-G and VA-H invest in shares of the Money Market Fund. The Money Market Fund is invested in a diversified portfolio of high-quality, short-term debt instruments with the objective of obtaining maximum current income consistent with the preservation of capital and liquidity.

There can be no assurance that the investment objectives of the Funds can be achieved or that the value of a Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. For more information about the investments of the Funds, see "DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNTS, AND THE TRUST".

Dividends or capital gains distributions received from a Fund are reinvested in additional shares of that Fund, which are retained as assets of the Separate Account.

TRANSFERS BETWEEN ACCOUNTS. The Policies permit amounts to be transferred among the Separate Accounts and between the Separate Accounts and the General Account of the Company prior to the Annuity Date, subject to certain limitations described under "Transfer Privilege".

ANNUITY PAYMENTS. At retirement the owner of a Policy ("Policy Owner") may select variable annuity payments based on one or more of the Separate Accounts, fixed-amount annuity payments, or a combination of fixed-amount and variable annuity payments. Fixed-amount annuity payments are guaranteed by the Company.

See "THE VARIABLE ANNUITY POLICIES" for information about annuity payment options, selecting the Annuity Date, and how annuity payments are calculated.

TYPES OF POLICIES. The Company offers two types of Policies -- Single Payment Policies and Elective Payment Policies. These two types differ as to the minimum initial purchase payment, the permissibility of subsequent payments, and charges. Under Elective Payment Policies, purchase payments are not limited as to frequency and number, but no payments may be submitted within one month of the Annuity Date. Under Single Payment Policies, additional purchase payments are permitted only during the first policy year.

REVOCATION RIGHTS. An individual purchasing a Policy intended to qualify as an Individual Retirement Annuity ("IRA") may revoke the Policy at any time between the date of the application and the date 10 days after receipt of the Policy.
In certain states any Policy owner may have special revocation rights. For more information about revocation rights, see "RIGHT TO REVOKE INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO REVOKE OR SURRENDER IN SOME STATES".

PAYMENTS MINIMUMS AND MAXIMUMS. Under a Single Payment Policy, the minimum payment is $10,000. During the first policy year only, the Company will permit additional payments under a Single Payment Policy. Under an Elective Payment Policy, the initial and each subsequent elective payment must be at least $50 if made in connection with the monthly automatic payment plan, or a payroll deduction plan. In all other instances the initial purchase payment under an Elective Payment Policy must be at least $600 and subsequent payments must be at least $50. However, in cases where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600.

The Company reserves the right to set maximum limits on the aggregate purchase payments made under the Policy. In addition, the Internal Revenue Code imposes maximum limits on contributions under qualified annuity plans. Because of such maximum annual limits applicable to Section 408 annuities and because of the minimum payment limitations imposed by the Company on single payment Policies,
Section 408 single payment annuities may be purchased only with "rollover contributions", as defined by the Internal Revenue Code. See "FEDERAL TAX CONSIDERATIONS".

CHARGES AND DEDUCTIONS. For a complete discussion of charges, see "CHARGES AND DEDUCTIONS".

A. CONTINGENT DEFERRED SALES CHARGE. No sales charge is deducted from purchase payments at the time the payments are made. However, depending on the length of time the Policy has been in force, a contingent deferred sales charge may be assessed for a surrender, partial redemption, or election of an annuity for a specified number of years.

B. ADMINISTRATIVE EXPENSE. Deductions for administrative expense differ for Single Payment and Elective Payment Policies. No administrative charge is deducted from a Single Payment Policy. Under Elective Payment Policies, a policy fee of $9 will be deducted semi-annually from the Accumulated Value under the Policy for administrative expense when the Accumulated Value is less than $10,000.

C. PREMIUM TAXES. A deduction for state premium taxes, if any, may be made as described under "Premium Taxes". Premium taxes currently range from 0% to 3.50%.

D. SEPARATE ACCOUNT ASSET CHARGE. A daily charge, currently equivalent to 1.25% per annum, is made on the value of each Separate Account at each Valuation Date. The charge is retained by the Company for certain risks and expenses it assumes.

SURRENDER OR PARTIAL REDEMPTION. At any time before the Annuity Date, the Policy Owner has the right either to surrender the Policy in full and receive its current value, minus any applicable contingent deferred sales charge, or to redeem a portion of the Policy's value subject to certain limits and any applicable contingent deferred sales charge. There may be tax consequences for surrender or redemptions. For further information, see "Surrender" and "Partial Redemption", "Contingent Deferred Sales Charge", and "FEDERAL TAX CONSIDERATIONS".

DEATH BENEFIT. If the Annuitant should die before the Annuity Date, a death benefit will be paid to the beneficiary. This death benefit is equal to the greater of (1) the Accumulated Value under the Policy or (2) of the sum of the gross payment(s) made under the Policy minus the amount of all partial redemptions. See "Death Benefit".

SALES OF POLICIES. The Policies are sold by agents of the Company who are registered representatives of Allmerica Investments, Inc., a broker-dealer affiliate of the Company. The Policies also may be purchased from certain other broker-dealers which are members of the National Association of Securities Dealers, Inc., and whose representatives are authorized by applicable law to sell variable annuity policies. See "Sales Expense".

The Company has outstanding certain variable annuity policies which are no longer sold: individual qualified and non-qualified stipulated payment contracts (discontinued March 31, 1971); all individual qualified and non-qualified flexible payment, elective payment and single payment policies sold prior to February 12, 1980; and group policies. This Prospectus does not fully describe those contracts or the rights of policy owners thereunder but does contain certain financial, historical and other information. For additional information, see "INFORMATION ABOUT DISCONTINUED POLICIES".

                         ANNUAL AND TRANSACTION EXPENSES

The purpose of the following tables is to assist the Policy Owner in understanding the various costs and expenses that a Policy Owner will bear directly or indirectly under the Elective Payment Policies and the Single Payment Policies. The tables reflect charges under the Policies, expenses of the Separate Accounts, and expenses of the Funds of Allmerica Investment Trust. In addition to the charges and expenses described below, in some states premium taxes may be applicable.

The Examples demonstrate the cumulative expenses which would be paid by the Policy Owner at 1-year, 3-year, 5-year, and 10-year intervals under certain contingencies. Each Example assumes a $1,000 investment in a Separate Account and a 5% annual return on assets. Because the expenses of the Funds of Allmerica Investment Trust differ, separate Examples are used to illustrate the expenses incurred by a Policy Owner on an investment in Separate Account VA-A, in Separate Accounts VA-B and VA-C, and in Separate Accounts VA-G and VA-H. Similarly, Examples are given for both Elective Payment Policies and Single Payment Policies because their charges differ.


                                                                             Elective Payment   Single Payment
                                                                             ----------------   --------------
                                                                                 Policies          Policies
                                                                                 --------          --------
          Policy Owner Transaction Expenses
          ---------------------------------
          Contingent Deferred Sales Charge                      Policy Year
            The charge (as a percentage of amount surrendered           1-3         7%                5%
            in excess of the amount, if any, which may be                 4         6%                4%
            surrendered free of charge) will be assessed upon             5         5%                3%
            surrender, redemption, or annuitization under a               6         4%                2%
            period certain option, within the indicated time              7         3%                1%
            periods.                                                      8         2%                0%
                                                                          9         1%                0%


          Annual Policy Fee
          -----------------
          A $9 semi-annual policy fee is deducted only when the
          Accumulated Value under an Elective Payment Policy is                     $18              None
          $10,000 or less.


          Separate Account Annual Expenses
          --------------------------------
          (as a percentage of average account value)

          Mortality and Expense Risk Fees                                          1.15%             1.15%

          Other Separate Account Fees                                              0.10%             0.10%

                                                                                 ---------         ---------

          Total Separate Account Annual Expenses                                   1.25%             1.25%


                                                                  7



                                                                               Investment Grade
                                                                Growth Fund       Income Fund      Money Market Fund

          Fund Annual Expenses
          --------------------

          Management Fees                                          0.48%             0.42%               0.31%

          Other Fund Expenses                                      0.08%             0.16%               0.14%
                                                                   -----             -----               -----

          Total Fund Annual Expenses                               0.56%             0.58%               0.45%


Under the Management Agreement with the Trust, the investment manager, Allmerica Investment Management Company, Inc. ("Allmerica Investment") has declared a voluntary expense limitation of 1.20% of average net assets for the Growth Fund, 1.00% for the Investment Grade Income Fund, and 0.60% for the Money Market Fund. The declaration of a voluntary expense limitation in any year does not bind Allmerica Investment to declare future expense limitations with respect to any Fund.

THE INFORMATION GIVEN UNDER THE FOLLOWING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


                                                             Separate Account VA-A: GROWTH FUND

                                          Elective Payment Policies#
                                     (Accumulated Value less than $10,000)         Single Payment Policies
                                     -------------------------------------         -----------------------

                                      1 year   3 years   5 years  10 years   1 year    3 years   5 years  10 years
(a)    If you surrender your policy
       or annuitize* under a period
       certain option at the end of
       the applicable period:

          You would pay the
          following expenses on a
          $1,000 investment,
          assuming 5% annual
          return on assets:
                                        $94     $136      $167      $248       $65      $106      $130      $213


(b)    If you annuitize* under a
       life option at the end of the
       applicable time period or if
       you do NOT surrender or
       annuitize your policy:

          You would pay the
          following expenses on
          a $1,000 investment,
          assuming 5% annual
          return on assets:

                                        $22      $67      $115      $248       $18       $57       $98      $213

-------------------------------------

     # The expense information given in the Examples for Elective Payment Policies is applicable to an Elective Payment Policy with an Accumulated Value less than $10,000. Except for the contingent deferred sales charge, charges under an Elective Payment Policy with an Accumulated Value greater than $10,000 are the same as the charges under a Single Payment Policy. As a result, the expense information given on line (b) for Single Payment Policies also applies to Elective Payment Policies with an Accumulated Value greater than $10,000. On line (a), the aggregate expenses incurred by a Policyowner on a $1,000 investment at the end of 1, 3, 5, and 10 years would be $91, $126, $151, and $213, respectively.

     A semi-annual policy fee of $9 is deducted only from an Elective Payment Policy when its Accumulated Value is $10,000 or less. Pursuant to requirements of the 1940 Act, the policy fee has been reflected in the Examples by a method intended to show the "average" impact of the policy fee on an investment in the Separate Account. The total policy fees collected under the Policies by the Company in 1990 are divided by the total average net assets attributable to the Elective Payment Policies which were subject to the charge. The resulting percentage is 0.34%, and the amount of the policy fee is assumed to be $3.40 in the Examples.

     * The policy fee is not deducted after annuitization. No contingent deferred sales charge is assessed at the time of annuitization in any policy year under an option including a life contingency.


                                            Separate Account VA-B and VA-C: INVESTMENT GRADE INCOME FUND

                                          Elective Payment Policies#
                                     (Accumulated Value less than $10,000)         Single Payment Policies
                                     -------------------------------------         -----------------------

                                      1 year   3 years   5 years  10 years   1 year    3 years   5 years  10 years
(a)    If you surrender your policy
       or annuitize* under a period
       certain option at the end of
       the applicable period:

          You would pay the
          following expenses on a
          $1,000 investment,
          assuming 5% annual
          return on assets:

                                        $94     $136      $168      $250       $65      $107      $131      $215


(b)    If you annuitize* under a
       life option at the end of the
       applicable time period or if
       you do NOT surrender or
       annuitize your policy:

          You would pay the
          following expenses on
          a $1,000 investment,
          assuming 5% annual
          return on assets:

                                        $22      $68      $116      $250       $19       $58       $99      $215


-------------------------------------

     # The expense information given in the Examples for Elective Payment Policies is applicable to an Elective Payment Policy with an Accumulated Value less than $10,000. Except for the contingent deferred sales charge, charges under an Elective Payment Policy with an Accumulated Value greater than $10,000 are the same as the charges under a Single Payment Policy. As a result, the expense information given on line (b) for Single Payment Policies also applies to Elective Payment Policies with an Accumulated Value greater than $10,000. On line (a), the aggregate expenses incurred by a Policyowner on a $1,000 investment at the end of 1, 3, 5, and 10 years would be $91, $127, $152, and $215, respectively.

     A semi-annual policy fee of $9 is deducted only from an Elective Payment Policy when its Accumulated Value is $10,000 or less. Pursuant to requirements of the 1940 Act, the policy fee has been reflected in the Examples by a method intended to show the "average" impact of the policy fee on an investment in the Separate Account. The total policy fees collected under the Policies by the Company in 1990 are divided by the total average net assets attributable to the Elective Payment Policies which were subject to the charge. The resulting percentage is 0.34%, and the amount of the policy fee is assumed to be $3.40 in the Examples.

     * The policy fee is not deducted after annuitization. No contingent deferred sales charge is assessed at the time of annuitization in any policy year under an option including a life contingency.


                                                 Separate Account VA-G and VA-H: MONEY MARKET FUND

                                          Elective Payment Policies#
                                     (Accumulated Value less than $10,000)         Single Payment Policies
                                     -------------------------------------         -----------------------

                                      1 year   3 years   5 years  10 years   1 year    3 years   5 years  10 years
(a)    If you surrender your
       policy or annuitize* under
       a period certain option at
       the end of the applicable
       period:

          You would pay the
          following expenses on
          a $1,000
          investment,
          assuming 5% annual
          return on assets:

                                        $93     $133      $162      $237       $64      $103      $124      $201


(b)    If you annuitize* under a
       life option at the end of
       the applicable time period
       or if you do NOT surrender
       or annuitize your policy:

          You would pay the
          following expenses
          on a $1,000
          investment,
          assuming 5% annual
          return on assets:

                                        $21      $64      $110      $237       $17       $54       $92      $201

-------------------------------------

     # The expense information given in the Examples for Elective Payment Policies is applicable to an Elective Payment Policy with an Accumulated Value less than $10,000. Except for the contingent deferred sales charge, charges under an Elective Payment Policy with an Accumulated Value greater than $10,000 are the same as the charges under a Single Payment Policy. As a result, the expense information given on line (b) for Single Payment Policies also applies to Elective Payment Policies with an Accumulated Value greater than $10,000. On line (a), the aggregate expenses incurred by a Policyowner on a $1,000 investment at the end of 1, 3, 5, and 10 years would be $90, $123, $145, and $201, respectively.

     A semi-annual policy fee of $9 is deducted only from an Elective Payment Policy when its Accumulated Value is $10,000 or less. Pursuant to requirements of the 1940 Act, the policy fee has been reflected in the Examples by a method intended to show the "average" impact of the policy fee on an investment in the Separate Account. The total policy fees collected under the Policies by the Company in 1990 are divided by the total average net assets attributable to the Elective Payment Policies which were subject to the charge. The resulting percentage is 0.34%, and the amount of the policy fee is assumed to be $3.40 in the Examples.

     * The policy fee is not deducted after annuitization. No contingent deferred sales charge is assessed at the time of annuitization in any policy year under an option including a life contingency.


                                                CONDENSED FINANCIAL INFORMATION
                                                   SMA Life Assurance Company
                                               Separate Accounts - Non-Qualified
                                                        VA-A,VA-B,VA-G

                     1994     1993      1992      1991     1990      1989      1988      1987      1986  12/31/85  4/26/85*     1984
                     ----     ----      ----      ----     ----      ----      ----      ----      ----  --------  --------     ----
Separate Account
VA-A
Non-Qualified
Net Asset Value:

   Beginning of     5.382    5.107     4.827     3.477    3.519     2.826      2.36     2.327     1.951     1.699     1.568    1.574
   Period

   End of Period    5.324    5.382     5.107     4.827    3.477     3.519     2.826      2.36     2.327     1.951     1.699    1.568

Number of Units     6,979     8615      8796      6756     5226      3959      3536      4021      2769      2010      2124     2181
Outstanding at
End of Period
(in thousands)

Separate Account
VA-B
Non-Qualified
Net Asset Value:

   Beginning of     3.374    3.084     2.882     2.495    2.331     2.072     1.932     1.929      1.75      1.55     1.497    1.325
   Period

   End of Period    3.234    3.374     3.084     2.882    2.495     2.331     2.072     1.932     1.929      1.75      1.55    1.497

Number of Units     2,619     3095      2963      2223     1935      1469      1223      1241      1092       890       841      869
Outstanding at
End of Period
(in thousands)

Separate Account
VA-G
Non-Qualified
Net Asset Value:

   Beginning of     1.671    1.643     1.603     1.527    1.425     1.318     1.239     1.177      1.12      1.08     1.057   1.000#
   Period

   End of Period    1.716    1.671     1.643     1.603    1.527     1.425     1.318     1.239     1.177      1.12      1.08    1.057

Number of Units     1,037     1801      4266      4690     6618      3835      3131      1547       180       141       138      134
Outstanding at
End of Period
(in thousands)

* The Separate Accounts were reorganized as unit investment trusts effective April 29, 1985. April 26, 1985 was the last Valuation Date prior to the reorganization

# From January 24, 1984 (date of inception) through May 7, 1984, SMA Life Assurance Company (sponsor) was the holder of all units of the Separate Account and inclusion of the per unit income and capital changes for that period is not considered appropriate. Accordingly, only the per unit income and capital changes subsequent to May 7, 1984 are reflected.


                                            SMA Life Assurance Company
                                         Separate Accounts - Non-Qualified
                                                 VA-A,VA-C,VA-H

                     1994     1993      1992      1991     1990      1989      1988      1987      1986  12/31/85  4/26/85*     1984
                     ----     ----      ----      ----     ----      ----      ----      ----      ----  --------  --------     ----
Separate Account
VA-A
Qualified
Net Asset Value:

   Beginning of     5.646    5.358     5.064     3.648    3.691     2.965     2.476     2.441     2.047     1.782     1.645    1.755
   Period

   End of Period    5.586    5.646     5.358     5.064    3.648     3.691     2.965     2.476     2.441     2.047     1.782    1.645

Number of Units    24,341   29,955    30,048    25,116   20,557    16,499    14,094    14,612     9,926     6,468     6,476    6,185
Outstanding at
End of Period
(in thousands)

Separate Account
VA-C
Qualified
Net Asset Value:

   Beginning of     3.043    3.111     2.906     2.519    2.353     2.091     1.951     1.950     1.771     1.570     1.518    1.337
   Period

   End of Period    3.262    3.043     3.111     2.906    2.519     2.353     2.091     1.951     1.950     1.771     1.570    1.518

Number of Units     6,476    7,969     7,092     6,321    4,835     3,865     2,969     2,930     4,349     2,486     2,008    1,949
Outstanding at
End of Period
(in thousands)

Separate Account
VA-H
Qualified
Net Asset Value:

   Beginning of     1.685    1.650     1.616     1.540    1.437     1.329     1.249     1.187     1.129     1.089     1.066    1.00#
   Period

   End of Period    1.730    1.685     1.650     1.616    1.540     1.437     1.329     1.249     1.187     1.129     1.089    1.066

Number of Units     3,335    5,133     9,359    12,669    9,094     3,948     2,130     2,226       431       546       351      283
Outstanding at
End of Period
(in thousands)

* The Separate Accounts were reorganized as unit investment trusts effective April 29, 1985. April 26, 1985 was the last Valuation Date prior to the reorganization

# From January 24, 1984 (date of inception) through March 30, 1984, SMA Life Assurance Company (sponsor) was the holder of all units of the Separate Account and inclusion of the per unit income and capital changes for that period is not considered appropriate. Accordingly, only the per unit income and capital changes subsequent to March 30, 1984 are reflected.


                             PERFORMANCE INFORMATION

For its Elective and Single Payment Annuity policies, the Company from time to time may advertise the "total return" of the Separate Accounts and the "yield" and "effective yield" of Separate Account VA-G or Separate Account VA-H. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.

The "total return" of a Separate Account refers to the total of the income generated by an investment in the Separate Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by certain charges, and expressed as a percentage of the investment.

The "yield" of Separate Account VA-G or Separate Account VA-H refers to the income generated by an investment in the Separate Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized", by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar, but when annualized, the income earned by an investment in the Separate Account is assumed to be reinvested. Thus the "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The total return, yield, and effective yield figures are adjusted to reflect the Separate Account's asset charges. The total return figures also reflect the contingent deferred sales load which would be assessed if the investment were completely redeemed at the end of the specified period. The $9 semi-annual administrative charge under Elective Payment policies with an Accumulated Value of $10,000 or less is not included in the calculations; if a policy is subject to the charge, the performance with respect to a Separate Account would be reduced to the extent by which a portion of the charge is assessed to the policy value in that Separate Account.

The Company may also advertise supplemental total return performance information. Supplemental total return refers to the total of (1) the income generated by an investment in the Separate Account and (2) the changes of value of the principal (due to realized and unrealized capital gains or losses), adjusted by the Separate Account's annual asset charges, and expressed as a percentage of the investment. Because it is assumed that the investment is NOT redeemed at the end of the specified period, the contingent deferred sales load is NOT included in the calculation of supplemental total return.

Performance information for a Separate Account may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare a Separate Account's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Separate Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any Separate Account reflects only the performance of a hypothetical investment in the Separate Account during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Fund of the Trust in which the Separate Account invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY. . . . . . . . . . . . . . . . . . . . . . . 2
TAXATION OF THE SEPARATE ACCOUNTS AND THE COMPANY. . . . . . . . . . . . . . 3
SERVICE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
UNDERWRITERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
ANNUITY PAYMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . 5
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8

                               WHAT IS AN ANNUITY?

In general, an annuity is a policy designed to provide a retirement income in the form of monthly payments for the lifetime of the purchaser or an individual chosen by the purchaser. The retirement income payments are called annuity payments and the individual receiving the payments is called the Annuitant. Annuity payments may begin immediately after a lump sum purchase is made or may begin after an investment period during which the amount necessary to provide the desired amount of retirement income is accumulated.

Under an annuity policy, the insurance company assumes a mortality risk and an expense risk. The mortality risk arises from the insurance company's guarantee that annuity payments will continue for the life of the Annuitant, regardless of how long the Annuitant lives or how long all Annuitants as a group live. The expense risk arises from its guarantee that charges will not be increased beyond the limits specified in the policy, regardless of actual costs of operations.

The Policy Owner's purchase payments, less any applicable deductions, are invested by the insurance company. After retirement, annuity payments are paid to the Annuitant for life or for such other period chosen by the Policy Owner. In the case of a "fixed" annuity, the value of these annuity payments is guaranteed by the insurance company, which assumes the risk of making the investments to enable it to make these guaranteed payments. For more information about fixed annuities see APPENDIX A, "MORE INFORMATION ABOUT THE GENERAL ACCOUNT".

With a variable annuity, the value of the Policy and the annuity payments are not guaranteed but will vary depending on the investment performance of a portfolio of securities. Any investment gains or losses are reflected in the value of the Policy and in the annuity payments. If the portfolio increases in value, the value of the Policy increases. If the portfolio decreases in value, the value of the Policy decreases.

                  RIGHT TO REVOKE INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Policy intended to qualify as an Individual Retirement Annuity ("IRA") may revoke the Policy at any time between the date of the application and the date 10 days after receipt of the Policy and receive a refund of the entire purchase payment. In order to revoke the Policy, the Policy Owner must mail or deliver the Policy (if it has already been received), to the agent through whom the Policy was purchased, to the principal office of the Company at 440 Lincoln Street, Worcester, Massachusetts 01653, or to any local agency of the Company. Mailing or delivery must occur on or before 10 days after receipt of the Policy for revocation to be effective.

If on the date of revocation the Surrender Value of the Policy exceeds the total purchase payment, the Company will treat the revocation request as a request for surrender (see "Surrender") and will pay the Policy Owner the Surrender Value of the Policy.

The Separate Accounts' liability under this provision is limited to the Policy Owner's Accumulated value in each Separate Account on the date of cancellation. Any additional amounts refunded to the Policy Owner will be paid by the Company.

                   RIGHT TO REVOKE OR SURRENDER IN SOME STATES

In Georgia, Indiana, Michigan, Missouri, New York, North Carolina, South Carolina, Texas, Utah, Washington and West Virginia, any Policy Owner may revoke the Policy at any time between the date of application and the date 10 days after receipt of the Policy and receive a refund of the entire purchase price, as described under "RIGHT TO REVOKE INDIVIDUAL RETIREMENT ANNUITY", above.

In all other states, a Policy Owner may surrender the Policy at any time between the date of application and the date 10 days after receipt of the Policy. The Company will pay to the Policy Owner an amount equal to the sum of (i) the difference between the premium paid, including fees, and any amount allocated to a Separate Account and (ii) the Accumulated Value of the Policy (on the date the surrender request is received by the Company) attributable to any amount allocated to a Separate Account. If the Policy was purchased as an IRA, the IRA revocation right described above may be utilized in lieu of the special surrender right.


        DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNTS, AND THE TRUST

THE COMPANY - The Company is a life insurance company organized under the laws of Delaware in July, 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, Telephone 508-855-1000. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1994, the Company had over $4 billion in assets and over $25 billion of life insurance in force. The Company is an indirect wholly-owned subsidiary of State Mutual Life Assurance Company of America ("State Mutual"), 440 Lincoln Street, Worcester, Massachusetts. State Mutual, organized under the laws of Massachusetts in 1844, is the fifth oldest life insurance company in America. As of December 31, 1994, State Mutual and its subsidiaries (including the Company) had over $10 billion in combined assets and over $42 billion of life insurance in force.

THE SEPARATE ACCOUNTS. Separate Account VA-A, Separate Account VA-B, Separate Account VA-C, Separate Account VA-G, and Separate Account VA-H are separate investment accounts of the Company. The assets used to fund the variable portions of the Policies are set aside in the Separate Accounts, and are kept separate and apart from the general assets of the Company. Each Separate Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Separate Account are allocated to such Separate Account, without regard to other income, capital gains, or capital losses of the Company. Under Delaware law, the assets of each Separate Account may not be charged with any liabilities arising out of any other business of the Company.

Separate Account VA-A was authorized by vote of the Board of Directors of the Company on March 31, 1967. Separate Accounts VA-B and VA-C were authorized by vote of the Board of Directors of the Company on July 30, 1974. Separate Accounts VA-G and VA-H were authorized by vote of the Board of Directors of the Company on February 24, 1983.

The Separate Accounts were organized originally as diversified management investment companies. Each Separate Account invested directly in a diversified portfolio of securities which was managed by a Board of Managers. Effective April 29, 1985, each Separate Account converted to a unit investment trust investing exclusively in shares of a particular Fund of Allmerica Investment Trust, as described below. Each separate Account meets the definition of "separate account" under federal securities laws.

THE TRUST. Allmerica Investment Trust, formerly SMA Investment Trust, is an open-end, diversified management investment company registered under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Funds.

The Trust was established by State Mutual as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate investment accounts established by State Mutual, the Company, or other affiliated life insurance companies. Three investment Funds of the Trust are offered under the Policies: the Growth Fund, the Investment Grade Income Fund, and the Money Market Fund. Each Fund of the Trust has a different investment objective which it pursues through separate investment policies.

Shares of the Funds of the Trust are currently issued to separate accounts of the Company which issue variable annuity contracts or variable life insurance policies ("mixed funding"). It is conceivable that in the future such mixed funding may be disadvantageous for variable annuity Policy Owners or variable life Policy Owners. Although the Company and the Trust do not currently foresee any such disadvantages, the Trustees of the Trust intend to monitor events in order to identify any material conflicts between such Policy Owners and to determine what action, if any, should be taken. If the Trustees were to conclude that separate funds should be established for the variable life and the variable annuity separate accounts, the Company will bear the attendant expenses.

Below is a summary of investment objectives of the Funds of the Trust. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE TRUST AND ITS FUNDS MAY BE FOUND IN THE CURRENT PROSPECTUS FOR THE TRUST, WHICH ACCOMPANIES THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
There can be no assurance that the investment objectives of the Funds can be achieved or that the value of a Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy.

INVESTMENT OBJECTIVES AND POLICIES OF THE GROWTH FUND. Separate Account VA-A invests solely in shares of the Growth Fund. The investment objective of the Growth Fund is to achieve long-term growth of capital through investing primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidental to this objective. The Growth Fund is not limited to investments in any particular type of company, and may invest in any company which, in the opinion of management, is likely to further its investment objectives. Investments may include, but are not limited to, developing or well-established companies, whether small or large. The Growth Fund proposes to keep its assets fully invested, but may maintain reasonable amounts in cash or in high-grade, short-term debt securities to meet current expenses and anticipated redemptions, and during temporary periods pending investment in accordance with its policies.

The Growth Fund normally will invest substantially all of its assets in equity-type securities, including common stocks, warrants, and those preferred stocks and debt securities convertible into or carrying rights to purchase common stock or to participate in earnings, and real estate securities to the extent permitted by the Growth Fund's investment restrictions.

The Growth Fund may invest in both listed and unlisted securities. The Growth Fund also may invest in foreign, as well as domestic, securities.

INVESTMENT OBJECTIVES AND POLICIES OF THE INVESTMENT GRADE INCOME FUND.
Separate Accounts VA-B and VA-C invest solely in shares of the Investment Grade Income Fund. The objective of the Investment Grade Income Fund is to seek as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management. The Fund will invest in a diversified portfolio of investment-grade debt securities and money market instruments. The Fund intends to be fully invested at all times, but because of current or anticipated money market and economic conditions, fiscal and monetary policies and trends in short and long-term interest rates and yields, will invest in money market instruments and in debt securities of short, intermediate, and long-term maturities in such proportions as from time to time, in management's judgment, seem appropriate to best achieve its objective. The Investment Grade Income Fund may also invest in financial futures contracts and related options.

INVESTMENT OBJECTIVES AND POLICIES OF THE MONEY MARKET FUND. Separate Accounts VA-G and VA-H invest solely in shares of the Money Market Fund. The investment objective of the Money Market Fund is to obtain maximum current income consistent with preservation of capital and liquidity.

The Money Market Fund seeks to achieve its objective by investing in high quality money market instruments. The Money Market Fund will purchase obligations that mature within 397 days from the date of purchase and will manage the portfolio to maintain a dollar-weighted maturity of 90 days or less. Pursuant to Rule 2a-7 under the Act, the assets of the Money Market Fund will be valued based upon the amortized cost method.

INVESTMENT ADVISORY SERVICES. Allmerica Investment Management Company, Inc. ("Allmerica Investment"), an indirect wholly owned subsidiary of State Mutual, serves as investment adviser of the Trust. Pursuant to a Management Agreement between the Trust and Allmerica Investment, Allmerica Investment has entered into agreements ("Sub-Adviser Agreements") with other investment advisers ("Sub-Advisers") under which each Sub-Adviser manages the investments of one or more of the Funds. Miller, Anderson & Sherrerd is the Sub-adviser of the Growth Fund. Allmerica Asset Management, Inc., an indirect wholly owned subsidiary of State Mutual, is the Sub-Adviser of the Investment Grade Income Fund and the Money Market Fund. For a more thorough discussion of the Management and Sub-adviser Agreements or of the investment policies of the Funds, see the Prospectus of the Trust.

                                  VOTING RIGHTS

The Company will vote Fund shares held by each Separate Account in accordance with instructions received from Policy Owners and, after the Annuity Date, from Annuitants. Each person having a voting interest in a Separate Account will be provided with proxy materials of the underlying Fund together with a form with which to give voting instructions to the Company. Fund shares for which no timely instructions are received will be voted in proportion to the instructions which are received.

The number of votes which a Policy Owner or Annuitant may cast will be determined by the Company as of the record date established by the Fund.

During the accumulation period, the number of Fund shares attributable to each Policy Owner will be determined by dividing the dollar value of the Separate Account Accumulation Units credited to the Policy by the net asset value of one Fund share.

During the annuity period, the number of Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Separate Account for the Annuitant's variable annuity by the net asset value of one Fund share. Ordinarily, the Annuitant's voting interest in the Fund will decrease as the reserve for the variable annuity is depleted.

                             CHARGES AND DEDUCTIONS

Deductions under the Policies and charges against the assets of the Separate Accounts are described below. Other deductions and expenses paid out of the assets of the Funds of the Trust are described in the Prospectus and Statement of Additional Information of the Trust.

A. CONTINGENT DEFERRED SALES CHARGE. No charge for sales expense is deducted from purchase payments at the time the payments are made. However, a contingent deferred sales charge may be deducted from the Accumulated Value of the Policy in the case of surrender and/or partial redemption of the Policy or at the time annuity payments begin, within certain time limits described below.

For all Single Payment Policies, and after the first policy year for Elective Payment Policies, up to 10% of the Accumulated Value of a Policy may be redeemed each year without a contingent deferred sales charge. If more than one partial redemption is made during the policy year, on each subsequent redemption the Policy Owner may redeem free of charge an amount equal to 10% of the Accumulated Value of the Policy at that time, less the total of any prior redemptions in the same policy year to which no charge was applied. This right is not cumulative from policy year to policy year. In the case of a total surrender of the Policy, up to 10% of the Accumulated Value may not be subject to charge. The rules concerning partial redemptions will apply. In the event that a redemption is made in excess of the amount which may be redeemed free of charge, only the excess (the "Excess Amount") will be subject to a surrender charge.

The charge is applied as a percentage of the Excess Amount redeemed, but in no event will the total contingent deferred sales charges exceed a maximum limit of 8% of total gross purchase payments under an Elective Payment Policy or 6.5% of the total gross purchase payments under a Single Payment Policy. Such total charge equals the aggregate of all applicable contingent deferred sales charges for surrender, partial redemptions, and annuitization (as described below).

CHARGES FOR SURRENDER AND PARTIAL REDEMPTION. If a Policy is surrendered, or if an Excess Amount is redeemed, a contingent deferred sales charge is imposed if the Policy has been in force for less than nine full policy years under an Elective Payment Policy, or less than seven full policy years under a Single Payment Policy.

The contingent deferred sales charges differ for Elective Payment and Single Payment Policies:

(1)  For Elective Payment Policies:

                              Policy year in
                              which Surrender          Charge as Percentage
                                or Partial                   of Excess
                             Redemption Occurs           Amount Redeemed*
                             -----------------         --------------------

                                    1-3                         7%
                                     4                          6%
                                     5                          5%
                                     6                          4%
                                     7                          3%
                                     8                          2%
                                     9                          1%

(2)  For Single Payment Policies:

                              Policy year in
                              which Surrender          Charge as Percentage
                                or Partial                   of Excess
                             Redemption Occurs           Amount Redeemed*
                             -----------------         --------------------

                                    1-3                         5%
                                     4                          4%
                                     5                          3%
                                     6                          2%
                                     7                          1%

*  Subject to the maximum limit described above.

The charge is applied as a percentage of the Excess Amount. The amount redeemed equals the amount requested by the Policy Owner plus the charge, if any.

In the case of a surrender, the amount received by the Policy Owner is equal to the entire Accumulated Value under the Policy net of the contingent deferred sales charge or any tax withholding, if applicable. Subject to the same rules that are applicable to partial redemptions, up to 10% of the Accumulated Value of the Policy will not be subject to the charge.

Where a Policy Owner who is trustee under a pension plan surrenders, in whole or in part, a Policy on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Policy to other policies issued by the Company and owned by the trustee, with no deduction for any otherwise applicable contingent deferred sales charge. Any such reallocation will be at the unit values for the Separate Account(s) as of the valuation date on which a written, signed request is received at the Company's principal office.

No contingent deferred sales charge is deducted if any Policy is surrendered, or if a portion of Accumulated Value is redeemed, after expiration of the time periods shown in the tables above.

For further information on surrender and partial redemption, including minimum requirements on amount redeemed and amount remaining under the Policy in the case of partial redemption, and important tax considerations, see "Surrender" and "Partial Redemption" under "THE VARIABLE ANNUITY POLICIES", and "FEDERAL TAX CONSIDERATIONS".

CHARGE AT THE TIME ANNUITY PAYMENTS BEGIN. If a period certain option is chosen (Option V or the comparable fixed annuity option), a contingent deferred sales charge will be deducted from the Accumulated Value of the Policy if the Annuity Date occurs at any time during the surrender charge period of nine full policy years under Elective Payment Policies or seven full policy years under Single Payment Policies. The charge is the same as that which would apply had the policy been surrendered on the Annuity Date, subject to the maximum limitation described above.

No contingent deferred sales charge is imposed at the time of annuitization in any policy year under an option involving a life contingency (Options I, II, III, IV-A, IV-B or the comparable fixed annuity options).

If an owner of a fixed annuity policy issued by the Company wishes to elect a variable annuity option, the Company may permit such owner to exchange, at the time of annuitization, the fixed policy for a Policy offered in this Prospectus. The proceeds of the fixed policy, minus any contingent deferred sales charge applicable under the fixed policy will be applied towards the variable annuity option desired by the owner. The policy years will be computed from the issue date of the fixed policy for purposes of determining the applicability of any contingent deferred sales charge under the Policy upon annuitization. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

SALES EXPENSE. The Company pays sales commissions on the purchase payments of Elective and Single Payment Policies equal to 5% and 3%, respectively, to registered representatives of Allmerica Investments, Inc. Managers who supervise the agents will receive overriding commissions ranging up to no more than 2% of purchase payments.

The Company intends to recoup the commissions and other sales expenses through a combination of anticipated contingent deferred sales charges, described above, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company. There is no additional charge to Policy Owners or to the Separate Accounts. Any contingent deferred sales charges assessed on a Policy will be retained by the Company except for amounts it may pay to Allmerica Investments, Inc. for services it performs and expenses it may incur as principal underwriter and general distributor.

B. CHARGE FOR ADMINISTRATIVE EXPENSE. There is no administrative expense charge deducted from a Single Payment Policy.

Under Elective Payment Policies, a $9 policy fee currently is deducted twice a year, whenever the Accumulated Value under the Policy is $10,000 or less. No fee is deducted when the Accumulated Value is greater than $10,000. The policy fee will be deducted from the Accumulated Value of the Policy as of the fourth Friday of March and September of each year. No charge will be made if the Policy has been in force less than 90 days, or after the Annuity Date.

Where policy value has been allocated to more than one account (General Account and/or one or more of the Separate Accounts), a percentage of the total $9 policy fee will be deducted from the policy value in each account. The amount of the charge deducted from each account will be equal to the percentage which the policy value in that account represents of the total Accumulated Value under the Policy. The deduction of the policy fee will result in cancellation of a number of the Policy's Accumulation Units in the account. The number of Accumulation Units cancelled will be equal in value to the percentage of the $9 amount deducted from the account.

After the first policy year, deduction of policy fees under Elective Payment Policies will not reduce the effective interest rate credited to Policy amounts allocated to the Company's General Account below the minimum rate guaranteed for such amounts. See APPENDIX A, "MORE INFORMATION ABOUT THE GENERAL ACCOUNT".
The portion of the total Policy fees applicable to amounts allocated to the General Account will be reduced or eliminated, as necessary, when full deduction would result in an effective rate of interest below the minimum rate guaranteed.

Deductions for administrative expense are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Separate Accounts and the Policies include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

SALES AND ADMINISTRATIVE EXPENSE UNDER PREVIOUS SERIES OF POLICIES. The previous series of the Company's Policies provided for sales and administrative charges to be deducted from purchase payments. For more information see Appendix B. "INFORMATION ABOUT DISCONTINUED POLICIES".

C. PREMIUM TAXES. Some states and municipalities impose a premium tax on variable annuity policies. State premium taxes currently range up to 3.50%.

The Company makes a charge for state and municipal premium taxes, where applicable. In accordance with the law of the state involved, the premium tax charge usually is deducted in one of two ways:

(1) The premium tax charge is deducted at the time the purchase payment is received; or

(2)  The premium tax charge is deducted at the time annuity payments begin.

Where permitted by state law, it is the Company's policy to follow the practice in (2) above. However, if no amount for premium tax was deducted at the time the purchase payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Policy value at the time such determination is made.

D. ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS. The Company currently makes a charge of 1.25% on an annual basis of the daily value of each Separate Account's assets. The charge is for the mortality risk and expense risk which the Company assumes in relation to the variable portion of the Policies. The total charge may be increased or decreased by the Board of Directors of the Company, but not more often than annually, and it may not exceed 1.275% on an annual basis. No other charges are deducted from the assets of the Separate Accounts.

Because the Separate Accounts purchase shares of Allmerica Investment Trust, the value of the net assets of the Separate Accounts will reflect the investment advisory fee and other expenses incurred by the Funds of the Trust. The Prospectus and Statement of Additional Information of the Trust contain additional information concerning expenses of the Funds.

MORTALITY AND EXPENSE RISKS. The mortality risk arises from the Company's guarantee that it will make annuity payments in accordance with annuity rate provisions established at the time the Policy is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Policies and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses. For assuming these risks the Company currently receives an amount equivalent to an annual charge of 1.15% of the daily value of each Separate Account.

Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.35% for expense risk.

CONTINGENCY RESERVE FEE. In accordance with the requirements of New York Insurance law, the Company has established a Contingency Reserve Fund in order to provide against possible liabilities arising out of the Policies in excess of the amounts allocated to the Separate Accounts. Of the total charge of 1.25% described above, 0.10% is allocated to reimburse the Company for the establishment of the Contingency Reserve Fund.

                          THE VARIABLE ANNUITY POLICIES

The Policies are designed for use in connection with several types of retirement plans as well as for sale to individuals. Participants under such plans, as well as Policy Owners, Annuitants, and beneficiaries, are cautioned that the rights of any person to any benefits under the Policies may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policies.

The Policies offered by the Prospectus may be purchased from representatives of Allmerica Investments, Inc., a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. (NASD). Allmerica Investments, Inc., 440 Lincoln Street, Worcester,

Massachusetts, 01653, is indirectly wholly-owned by State Mutual. The Policies also may be purchased from certain independent broker-dealers which are NASD members.

Policy Owners may direct any inquiries to SMA Life Annuity Customer Services, SMA Life Assurance Company, 440 Lincoln Street, Worcester, Massachusetts 01653.

A. PURCHASE PAYMENTS. Purchase payments under both Elective Payment Policies and Single Payment Policies are payable to the Company. The initial payment will be credited to the Policy as of the date that a properly completed application and the payment is received by the Company at its principal office. If an application is incomplete, or does not specify how payments are to be allocated, the initial purchase payment will be returned within five business days.

Additional payments subsequently will be credited to the Policy at the unit values computed as of the Valuation Date that a purchase payment is received at the Company's principal office.

The Policy Owner may change allocation instructions for new payments by giving the Company written notice of the change. Any change in allocation instructions will take effect with the first purchase payment received with or after the new instructions are received by the Company.

Under Elective Payment Policies, purchase payments are not limited as to frequency and number, but there are certain limitations as to amount. The initial payment generally must be at least $600. Under a salary deduction or a monthly automatic payment plan the minimum initial payment is $50. In all
cases,  each  subsequent  payment  must be at  least $50.   (Where the
contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600.) Payments may be made at any time prior to the policy month preceding the Annuity Date. Total elective payments may not exceed the maximum limit specified in the Policy. If the payments are divided among two or more accounts, a net amount of at least $10 of each payment must be allocated to each account.

Under Single Payment Policies, the minimum purchase payment is $10,000. The Company will establish a maximum single payment for each Policy. If payments are divided between two or more accounts, at least $500 must be allocated to each account.

With respect to Policies issued to a plan qualified under Sections 401, 403, 408 or 457 of the Code, the plan may impose limits on the rights set forth in this Prospectus, such as the right to redeem the Policy.

B. TRANSFER PRIVILEGE. At any time prior to the Annuity Date, subject to the Company's then current rules, a Policy Owner may have amounts transferred among the Separate Accounts or between a Separate Account and the General Account without imposition of any charge for sales or administrative expense. Transfer values will be effected at the Accumulation Value next computed after receipt of the transfer order. The Company will make transfers pursuant to written or telephone requests. A properly completed authorization form must be on file before telephone requests will by honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures the Company follows for transactions initiated by telephone include requirements that callers on behalf of a Policy Owner identify themselves by name and identify the Annuitant by name, date of birth and social security number. All transfer instructions by telephone are tape recorded.

Transfers involving the General Account are currently permitted only if:

     (a) There has been at least a ninety (90) day period since the last transfer from the General Account; and

     (b) The amount transferred from the General Account in each transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value under the Policy.

These rules are subject to change by the Company.

The Policy Owner may have automatic transfers of at least $100 each made on a periodic basis from Separate Account VA-G or VA-H (which invest in the Money Market Fund) to one or more of the other Separate Accounts available to the Policy Owner or reallocate Policy value among the available Separate Accounts. Automatic transfers may be made on a monthly, bimonthly, quarterly, semiannual or annual schedule.

The transfer privilege is subject to the consent of the Company. The Company reserves the right to impose limitations on transfers including, but not limited to: (1) the minimum amount that may be transferred, (2) the minimum amount that may remain in a Separate Account following a transfer from that Separate Account, (3) the minimum period of time between transfers involving the General Account, and (4) the maximum amount that may be transferred each time from the General Account.

C. SURRENDER. At any time prior to the Annuity Date, a Policy Owner may surrender the Policy and receive its Accumulated Value, less applicable charges. The Policy Owner must return the Policy and a signed written request, satisfactory to the Company, to the Company's principal office. The amount payable to the Policy Owner upon surrender ("Surrender Amount") will be based on the Accumulated Value of the Policy as of the Valuation Date on which the request is received at the Company's principal office.

Before the Annuity Date a contingent deferred sales charge will be deducted upon surrender if the Policy has been in force for less than nine full policy years under Elective Payment Policies or less than seven full policy years under Single Payment Policies. See "CHARGES AND DEDUCTIONS".

After the Annuity Date, only Policies under which future annuity payments are limited to a specified period may be surrendered. The Surrender Amount is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated into the annuity payments. No contingent deferred sales charge is imposed after the Annuity Date.

The Surrender Amount is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and partial redemptions of amounts in each Separate Account during any period which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each Separate Account is not reasonably practicable.

The right is reserved by the Company to defer surrenders and partial redemptions of amounts allocated to the Company's General Account for a period not to exceed six months.

The surrender rights of Policy Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas
ORP) are restricted; see "FEDERAL TAX CONSIDERATIONS, I. Public School Systems and Certain Tax Exempt Organizations and J. Texas Optional Retirement Program".

For important tax consequences which may result from surrender, see "FEDERAL TAX CONSIDERATIONS".

D. PARTIAL REDEMPTION. At any time prior to the Annuity Date, a Policy Owner may redeem a portion of the Accumulated Value of his or her Policy, subject to the limits stated below. The Policy Owner must file a signed written request, satisfactory to the Company, for redemption at the Company's Principal Office. The written request must indicate the dollar amount the Policy Owner wishes to receive and the accounts from which such amount is to be redeemed. The amount redeemed equals the amount requested by the Policy Owner plus any applicable contingent deferred sales charge as described under "CHARGES AND DEDUCTIONS".

Where allocations have been made to more than one account, a percentage of the partial redemption may be allocated to each such account. A partial redemption from a Separate Account will result in cancellation of a number of units equivalent in value to the amount redeemed, computed as of the Valuation Date that the request is received at the Company's principal office.

Each partial redemption must be in a minimum amount of $500 under a Single Payment Policy or $200 under an Elective Payment Policy. No partial redemption will be permitted if the Accumulated Value remaining under the Policy would be reduced to less than $2,000 under a Single Payment Policy or to less than $1,000 under an Elective Payment Policy. Partial redemptions will be paid in accordance with the time limitations described under "Surrender".

After the Annuity Date, only Policies under which future variable annuity payments are limited to a specified period (Option V) may be partially redeemed. A partial redemption after the Annuity Date will result in cancellation of a number of Annuity Units equivalent in value to the amount redeemed.

For important restrictions on withdrawals which are applicable to Policy Owners who are participants under Section 403(b) plans or under the Texas ORP, see "FEDERAL TAX CONSIDERATIONS, I. Public School Systems and Certain Tax Exempt Organizations and J. Texas Optional Retirement Program".

For important tax consequences which may result from partial redemptions, see "FEDERAL TAX CONSIDERATIONS".

E. DEATH BENEFIT. If the Policy is issued to an individual, the Policy Owner must also be the Annuitant. This restriction does not apply to Policies issued to Trustees, corporations, other entities, or to Policies issued pursuant to a state's Uniform Gifts to Minors Act. If the Annuitant's death occurs prior to the Annuity Date, a death benefit will be paid to the beneficiary. The death benefit is equal to the greater of (1) the Accumulated Value under the Policy or
(2) the total amount of gross payment(s) made under the Policy minus the amount of all partial redemptions.

The death benefit generally will be paid to the beneficiary in one sum. However, the beneficiary may, by written request, elect one of the following options:

(1) The payment of the one sum may be delayed for a period not to exceed five years from the date of the Annuitant's death.

(2) The death benefit may be paid in installments. Payments must begin within one year from the date of the Annuitant's death, and are payable over the life expectancy of the beneficiary.

(3) All or a portion of the death benefit may be used to provide a life annuity for the beneficiary. Benefits must begin within one year from the date of the Annuitant's death and are payable over a period not extended beyond the life expectancy of the beneficiary. Any annuity benefits will be provided in accordance with the annuity options of the Policy.

If there is more than one beneficiary, the death benefit will be paid in one sum unless the Company consents to pay an annuity option chosen by the beneficiaries.

If the Annuitant's death occurs on or after the Annuity Date but before the completion of all guaranteed monthly annuity payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death. If there is more than one beneficiary, the commuted value of such installments, computed on the basis of the assumed interest rate incorporated in the annuity option table on which such payments are based, shall be paid to the beneficiaries in one sum.

With respect to any death benefit, the Accumulated Value under the Policy shall be based on unit values next computed after due proof of the Annuitant's death has been received at the Company's principal office. If the beneficiary elects to receive the death benefit in one sum, the death benefit will be paid within seven business days. If the beneficiary (other than a spousal beneficiary of an IRA See."F. The Spouse of the Annuitant as Beneficiary") has not elected an annuity option within one year from the date notice of death is received by the Company; the Company will pay a death benefit in one sum. The death benefit will reflect any earnings or losses experienced during the period and any withdrawals.

F. THE SPOUSE OF THE ANNUITANT AS BENEFICIARY. When a non-qualified Policy is issued to an entity other than an individual, the Policy Owner may name the Annuitant. If the Annuitant's spouse is named as beneficiary ("spousal beneficiary") and if the Annuitant dies prior to the Annuity Date, at the written request of the spousal beneficiary and with the consent of the Company the spousal beneficiary will become the Annuitant. The death benefit will not be paid and all other rights and benefits provided in the Policy will continue. However, all or a portion of the death benefit may be withdrawn without charge within one year of the date on which notice of death is received at the Company's principal office.

If a non-qualified Policy is issued to an individual (except pursuant to a state's Uniform Gifts to Minors Act), or a qualified Policy is issued in connection with a retirement plan qualified under Section 403(b) or 408 of the Code, the Policy Owner must be the Annuitant. If such Annuitant dies prior to the Annuity Date and the Annuitant's spouse is named beneficiary under the Policy ("Spousal Beneficiary"), at the written request of the spousal beneficiary and with the consent of the Company, the spousal beneficiary will become the Owner and Annuitant and will have all rights described above.


G. ASSIGNMENT. The right to assign the Policy is available only to the Policy Owner. However, Policies sold in connection with IRA plans and certain other qualified plans are not assignable. Assignability of a Policy issued in connection with an HR-10 Plan may be restricted. For more information about these plans, see "FEDERAL TAX CONSIDERATIONS".

The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Company's principal office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Policy is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Policy to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Policy Owner in full settlement of all liability under the Policy. The interest of the Annuitant and of any beneficiary will be subject to any assignment.

H. ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE. Subject to certain restrictions described below, the Policy Owner has the right (1) to select the annuity option under which annuity payments are to be made, and (2) to determine whether payments are to be made on a fixed or a variable basis, or a combination fixed and variable basis. Annuity payments are determined on the basis of the annuity tables in the Policy, by the annuity option selected by the Policy Owner, and by the investment performance of the Separate Account(s) selected.

To the extent a fixed annuity is selected, Accumulated Value will be transferred to the General Account of the Company, and the annuity payments will be fixed in amount. See APPENDIX A, "MORE INFORMATION ABOUT THE GENERAL ACCOUNT".

Under a variable annuity, a payment equal to the value of the number of Annuity Units in the Separate Account(s) is made each month. Since the value of an Annuity Unit in a Separate Account will reflect the investment performance of the Separate Account, the amount of each monthly payment will vary.

The annuity option selected must produce an initial payment of at least $50 (at least $20 in New York). If a combination of fixed and variable payments is selected, the initial payment on each basis must be at least $50. If the annuity option(s) selected does not produce initial payments which meet these minimums, the Company will pay the Accumulated Value in one sum. Once annuity payments have commenced, the Annuitant cannot make partial redemptions or surrender the annuity benefit and receive a lump sum settlement in lieu thereof, except in the case where future annuity payments are limited to a period certain (only under Option V or a comparable fixed option). Only beneficiaries entitled to receive remaining payments for a period certain may elect to instead receive a lump sum settlement.

The Annuity Date is selected by the Policy Owner. The Annuity Date may be the first day of any month on or after the Annuitant's 50th birthday but before the Annuitant's 75th birthday, with certain exceptions the Company may arrange. The Owner may elect to change the Annuity Date by sending a request to the Company's principal office at least one month before the new Annuity Date. The new
Annuity  Date  must be the  first  day of  any  month  occurring  on  or   after
the Annuitant's 50th birthday but before the Annuitant's 85th birthday. The new Annuity Date must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. The Internal Revenue Code and the terms of qualified plans impose limitations on the age at which annuity payments may commence and the type of annuity option selected. See "FEDERAL TAX CONSIDERATIONS" for further information.

For Policies issued on and after April 1, 1985, if the Policy Owner does not elect otherwise, annuity payments will be made in accordance with Option 1, a variable life annuity with 120 monthly payments guaranteed. For Policies issued prior to April 1, 1985, annuity payments will commence in accordance with the fixed annuity option comparable to Option 1. If payments commence under a fixed annuity option due to the Policy Owner's failure to elect otherwise, for a period of one year the Annuitant may elect to convert future annuity benefits to a variable annuity option involving a life contingency, without the imposition of any fee or charge. The Company will notify the Annuitant of the first-year conversion privilege at the time annuity payments commence.

Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

I. DESCRIPTION OF VARIABLE ANNUITY OPTIONS. The Company currently provides the variable annuity options described below. Variable annuity options may be funded through the Growth Fund or the Money Market Fund, or both.

The Company also provides fixed-amount annuity options, not described here, which are comparable to the variable annuity options. Regardless of how payments were allocated during the accumulation period, any one of the variable annuity options, or any one of the fixed-amount options may be selected, or any one of the variable annuity options may be selected in combination with any one of the fixed-amount annuity options. Other annuity options may be offered by the Company.

OPTION I--Variable Life Annuity with 120 Monthly Payments Guaranteed
A variable annuity payable monthly during the lifetime of the payee with the guarantee that if the payee should die before 120 monthly payments have been paid, the monthly annuity payments will continue to the beneficiary until a total of 120 monthly payments have been paid.

OPTION II--Variable Life Annuity
A variable annuity payable monthly during the lifetime of the payee. It would be possible under this option for the Annuitant to receive only one annuity payment if the Annuitant dies prior to the due date of the second annuity payment, two annuity payments if the Annuitant dies before the due date of the third annuity payment, etc.

OPTION III--Unit Refund Variable Life Annuity
A variable annuity payable monthly during the lifetime of the payee with the guarantee that if (1) exceeds (2) where:

(1) is the dollar amount of the Accumulated Value applied under this option divided by the dollar amount of the first monthly payment under this option, and

(2)  is the number of monthly payments paid prior to the death of the payee,

then monthly variable annuity payments will be continued to the beneficiary until the number of such payments equals the number determined in (1) above.

OPTION IV-A--Joint and Survivor Variable Life Annuity
A monthly variable annuity payable jointly to two payees during their joint lifetime, and then continuing thereafter during the lifetime of the surviving payee, where the amount of each such monthly payment to the surviving payee is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Policy or the beneficiary electing this option. There is no minimum number of payments under this option.

OPTION IV-B--Joint and Two-thirds Survivor Variable Life Annuity
A monthly variable annuity payable jointly to two payees during their joint lifetime, and then continuing thereafter during the lifetime of the surviving payee, where the amount of each such monthly payment to the surviving payee is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Policy or the beneficiary electing this option. There is no minimum number of payments under this option.

OPTION V--Variable Annuity Certain
A monthly variable annuity payable for a stipulated number of years from one to 30 years as selected.

It should be noted that Option V does not involve a life contingency. In the computation of the payments under this option, the charges for annuity rate guarantees and for the mortality and expense risk, which include a factor for mortality risks, is made. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under Option V to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to Policy Owners who have elected Option V prior to the date of any change. See

"FEDERAL TAX CONSIDERATIONS" for a discussion of the possible adverse tax consequences of selecting Option V.

J.  NORRIS DECISION.

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee.

Annuity benefits attributable to payments received by the Company on or before August 1, 1983 under a Policy issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of the Company's sex-distinct Non-Guaranteed Current Annuity Option Rates or the applicable sex-distinct guaranteed rates described in such Policy. Annuity benefits attributable to payments received by the Company after August 1, 1983 under such plans will be based on the greater of the Company's unisex Non-Guaranteed Current Annuity Option Rates or the guaranteed male rates described in such Policy, regardless of whether the Annuitant is male or female.

Although the Company believes that the Supreme Court ruling does not affect Policies funding IRA plans that are not employer-sponsored, except in California the Company will apply certain aspects of the ruling to annuity benefits attributable to payments received after August 1, 1983 under such Policies.
Such benefits will be based on the greater of the guaranteed male annuity rates described in the Policies or the Company's sex-distinct Non-Guaranteed Current Annuity Option Rates. In California, state law requires that all annuity benefits arising out of Policies that are not issued in connection with employer-sponsored plans affected by the NORRIS decision must be based on sex-distinct annuity option rates. In Montana and Massachusetts, Policies are based on unisex rates.

K.  COMPUTATION OF POLICY VALUES AND ANNUITY PAYMENTS.

THE ACCUMULATION UNIT. Each net purchase payment is allocated to the account(s) selected by the Policy Owner. Allocations to the Separate Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Separate Account. The number of Accumulation Units of each Separate Account credited to the Policy is equal to the portion of the net purchase payment allocated to the Separate Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Company's principal office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a partial redemption or surrender. The dollar value of an Accumulation Unit of each Separate Account varies from Valuation Date to Valuation Date based on the investment experience of that Separate Account and will reflect the investment performance, expenses and charges of the Funds of Allmerica Investment Trust. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Separate Account.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A, "MORE INFORMATION ABOUT THE GENERAL ACCOUNT".

The Accumulated Value under the Policy is determined by multiplying the number of Accumulation Units in each Separate Account by the value of the applicable Accumulation Unit on that Valuation Date, adding the products, and adding the amount of the accumulations in the General Account, if any.

ADJUSTED GROSS INVESTMENT RATE. At each Valuation Date an adjusted gross investment rate for each Separate Account for the Valuation Period then ended is determined from the investment performance of that Separate Account for the Valuation Period. Such rate is (1) the investment income of that Separate Account for the Valuation Period, plus capital gains and minus capital losses of that Separate Account for the Valuation Period, whether realized or unrealized, adjusted for provisions made for taxes, if any, divided by (2) the amount of that Separate Account's assets at the beginning of the Valuation Period. The adjusted gross investment rate may be either positive or negative.

NET INVESTMENT RATE AND NET INVESTMENT FACTOR. The net investment rate for a Separate Account's variable accumulations for any Valuation Period is equal to the adjusted gross investment rate of the Separate Account for such Valuation Period decreased by the equivalent for such period of 1.25% per annum. The annual charge of 1.25% may be increased or decreased by the Board of Directors of the Company but may not exceed 1.275% per annum.

The net investment factor is 1.000000 plus the applicable net investment rate.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of Accumulation Unit calculation using a hypothetical example see "ANNUITY PAYMENTS" in the Statement of Additional Information.

THE ANNUITY UNIT. The Annuity Unit is a measure of the value of the Annuitant's monthly annuity payments under a variable annuity option on and after the Annuity Date. The value of an Annuity Unit in each Separate Account was set at $1.00 on the Valuation Date of the first variable annuity payment from such Separate Account. The value of an Annuity Unit under a Separate Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the product of (1) the net investment factor of the Account for the current Valuation Period and (2) a factor to adjust benefits to neutralize the assumed interest rate. The assumed interest rate, discussed below, is incorporated in the applicable variable annuity option offered in the Policy.

DETERMINATION OF THE FIRST AND SUBSEQUENT ANNUITY PAYMENTS. The first monthly annuity payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date the first annuity payment is due. Currently, variable annuity payments are made on the first of the month based on unit values as of the 15th day of the preceding month.

The Policy provides annuity rates which determine the dollar amount of the first monthly payment under each form of annuity for each $1,000 of applied value (Accumulated Value applied under a specific option to provide annuity income payments, minus any applicable premium tax). The annuity rates in the Policy are based on the Progressive Annuity Table assuming all births in 1925.

The amount of the first monthly payment depends upon the form of annuity selected, the sex and age of the Annuitant and the value of the amount applied under the annuity option (however, see "J. Norris Decision"). The variable annuity options offered by the Company are based on a 3 1/2% assumed interest rate. Variable payments are affected by the assumed interest rate used in calculating the annuity option rates. Variable annuity payments will increase over periods when the actual net investment result of the Separate Account(s) funding the annuity exceeds the equivalent of the assumed interest rate for the period. Variable annuity payments will decrease over periods when the actual net investment result of the respective Separate Account is less than the equivalent of the assumed interest rate for the period.

The dollar amount of the first monthly annuity payment under a particular option is determined by multiplying (1) the Accumulated Value applied under that option (after deduction for applicable contingent deferred sales charge and premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value. The dollar amount of the first monthly variable annuity payment is then divided by the value of an Annuity Unit of the selected Separate Account(s), as of the Valuation Date used to calculate the first monthly payment, to determine the number of Annuity Units represented by
the first payment.  This  number   of   Annuity   Units  remains  fixed  under
all annuity options  except the joint and two-thirds survivor annuity option.
In each subsequent month, the dollar amount of the annuity payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date.

After the first variable annuity payment the dollar amount of each monthly variable annuity payment will vary with the variations in the value of the Annuity Unit of the selected Separate Account(s). The dollar amount of each fixed amount monthly annuity payment will not change, except under the joint and two-thirds survivor annuity option.

The Company may from time to time offer its Policy Owners both fixed and variable annuity rates more favorable than those contained in the Policy. Any such rates will be applied uniformly to all Policy Owners of the same class.

For an illustration of variable annuity payment calculation using a hypothetical example, see "ANNUITY PAYMENTS" in the Statement of Additional Information.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Policy, on redemptions or surrenders, on annuity payments, and on the economic benefit to the Policy Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the Internal Revenue Service (IRS).

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY POLICIES IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER SHOULD ALWAYS BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

The Company intends to make a charge for any effect which the income, assets, or existence of the Policies or the Separate Accounts may have upon its tax. The Separate Accounts presently are not subject to tax, but the Company reserves the right to assess a charge for taxes should the Separate Accounts at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Policy Owners.

Any charge for taxes with respect to a Separate Account will be made as though that Separate Account were a separate taxable entity. Accordingly, the charge for taxes may be made irrespective of whether any taxes are payable currently by the Company. Conversely, if any Separate Account would be entitled to a tax refund on a separate entity basis at any such time, an equivalent amount will be credited to that Separate Account by the Company at the time the Separate Account would have become entitled to the refund if it were a separate taxable entity. Under such policy, the Company may derive a temporary or permanent benefit in the form of reduced taxes. Any federal income taxes applicable to assets of the Company in the Separate Accounts and not attributable to the Policies shall be paid by the Company and shall not affect Accumulations or Annuity Unit values.

The Separate Accounts are considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code ("Code"). The Company files a consolidated tax return with its parent, State Mutual, and other affiliates.

The Internal Revenue Service has issued regulations relating to the diversification requirements for variable annuity and variable life insurance contracts under Section 817(h) of the Code. The regulations provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. If the investments are not adequately diversified, the income on a contract, for any taxable year of the Policy Owner, would be treated as ordinary income received or accrued by the Policy Owner. It is anticipated that the Funds of the Allmerica Investment Trust will comply with the diversification requirements.

A. QUALIFIED AND NON-QUALIFIED POLICIES. From a federal tax viewpoint there are two types of variable annuity Policies, qualified Policies and non-qualified Policies. A qualified Policy is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, 408, or 457 of the Code, while a non-qualified Policy is one that is not so purchased. The tax treatment for certain partial redemptions or surrenders will vary according to whether they are made from a qualified Policy or a non-qualified Policy. For more information on the tax provisions applicable to qualified Policies, see Sections D through J, below.

B. TAXATION OF THE POLICIES IN GENERAL. The Company believes that the Policies described in this Prospectus will, with certain exceptions (see K below), be considered annuity policies under Section 72 of the Internal Revenue Code (the "Code"). This section provides for the taxation of annuities. The following discussion concerns annuities subject to Section 72. Section 72(e)(11)(A)(ii) requires that all annuity policies issued by the same insurance company to the same Policy Owner during any 12-month period be treated as a single Policy in determining taxable distributions under Section 72(e).

With certain exceptions, any increase in the Accumulated Value of the Policy is not taxable to the Policy Owner until received by such Owner. If the Policy is surrendered or amounts are withdrawn prior to the

Annuity Date, to the extent of the amount withdrawn any investment gain in value over the cost basis of the policy would be taxed as ordinary income. Under the current provisions of the Code, amounts received under a non-qualified Policy prior to the annuity commencement date (including payments made upon the death of the Annuitant or Policy Owner), or as non-periodic payments after the annuity commencement date, are generally first attributable to any investment gains credited to the Policy over the taxpayer's basis (if any) in the Policy. Such amounts will be treated as income subject to federal income taxation.

If the Policy Owner transfers (assigns) the Policy to another individual as a gift, the Code provides that the Policy Owner will incur taxable income at the time of the transfer. The amount of the taxable income is equal to the excess, if any, of the cash surrender value of the Policy over the Policy Owner's basis at the time of the gift. An exception is provided for certain transfers between spouses.

When annuity payments are commenced under the Policy, generally a portion of each payment may be excluded from gross income. The excludable portion is generally determined by a formula that establishes the ratio that the cost basis of the Policy bears to the expected return under the Policy. The portion of the payment in excess of the excludable amount is taxable as ordinary income. Once all cost basis in the Policy is recovered, the entire payment is taxable. If the last Annuitant dies before cost basis is recovered, a deduction for the difference is allowed on the Annuitant's final tax return.

C. TAX WITHHOLDING AND PENALTIES. The Code requires withholding with respect to payments or distributions from employee benefit plans, annuities, and IRAs, unless a taxpayer elects not to have withholding. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

In certain situations, the Code provides for a tax penalty if, prior to death, disability or attainment of age 59 1/2, a Policy Owner makes a withdrawal or receives any amount under the Policy, unless the distribution is in the form of a life annuity. The penalty is 10% of the amount includible in income by the Policy Owner.

The 10% penalty tax may be imposed on the withdrawal of the investment gains if the withdrawal is made prior to age 59-1/2. The penalty tax will not be imposed after age 59-1/2, or if the withdrawal follows the death of the Policy Owner (or, if the Policy Owner is not an individual, the death of the primary Annuitant, as defined in the Code), or in the case of the "total disability" (as defined in the Code) of the Annuitant. Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Policy Owner elects to have distributions made over the Policy Owner's life expectancy, or over the joint life expectancy of the Policy Owner and the beneficiary. The requirement that the amount to be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same.

The tax treatment of certain partial redemptions or surrenders of the non-qualified Policies offered by this Prospectus will vary according to whether the amount redeemed or surrendered is allocable to an investment in the Policy made before or after certain dates.

D. PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS. The tax rules applicable to qualified employer plans, as defined by the Code, vary according to the type of plan and the terms and conditions of the plan itself. Therefore, the following is general information about the use of the Policies with various types of qualified plans. The rights of any person to any benefits under such qualified plans will be subject to the terms and conditions of the qualified plans themselves regardless of the terms and conditions of the Policy issued in connection with such qualified plans.

A loan to a participant or beneficiary from plans qualified under Sections 401 and 403 or an assignment or pledge of an interest in such a plan is generally treated as a distribution. This general rule does not apply to loans which contain certain repayment terms and do not exceed a specified maximum amount, as required under Section 72(p).

E. QUALIFIED EMPLOYEE PENSION AND PROFIT SHARING TRUSTS AND QUALIFIED ANNUITY PLANS. When an employee (including a self-employed individual) or one or more of the employee's beneficiaries receives a "lump sum" distribution (a distribution from a qualified plan described in Code Section 401(a) within one taxable year equal to the total amount payable with respect to such an employee) the taxable portion of such distribution may qualify for special treatment under a special five-year income averaging provision of the Code. The employee must have had at least 5 years of participation under the plan, and the lump sum distribution must be made after the employee has attained age 59 1/2 or on account of his or her death, separation from the employer's service (in the case of a common-law employee) or disability (in the case of a self-employed individual). Such treatment can be elected for only one taxable year once the individual has reached age 59 1/2. An employee who attained age 50 before January 1, 1986 may elect to treat part of the taxable portion of a lump-sum distribution as long-term capital gain and may also elect 10-year averaging instead of five-year averaging.

Qualified plans may accept non-deductible voluntary employee contributions up to certain limits.

The Company can provide prototype plans for certain of the pension or profit sharing plans for review by your legal counsel. For information, ask your agent.

F. SELF-EMPLOYED INDIVIDUALS. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, frequently referred to as "H.R. 10", allows self-employed individuals and partners to establish qualified pension and profit sharing trusts and annuity plans to provide benefits for themselves and their employees.

These plans generally are subject to the same rules and requirements applicable to corporate qualified plans, with some special restrictions imposed on "owner-employees." An "owner-employee" is an employee who (1) owns the entire interest in an unincorporated trade or business, or (2) owns more than 10% of either the capital interest or profits interest in a partnership.

G. INDIVIDUAL RETIREMENT ACCOUNT PLANS. Any individual who earns "compensation" (as defined in the Code and including alimony payable under a court decree) from employment or self-employment, whether or not he or she is covered by another qualified plan, may establish an Individual Retirement Account or Annuity plan ("IRA") for the accumulation of retirement savings on a tax-deferred basis. Income from investments is not included in "compensation". The assets of an IRA may be invested in, among other things, annuity policies including the Policies offered by this Prospectus.

Contributions to the IRA may be made by the individual or on behalf of the individual by an employer. IRA contributions may be deductible up to the lesser of (1) $2,000 or (2) 100% of compensation. The deduction is reduced proportionately for adjusted gross income between $40,000 and $50,000 (between $25,000 and $35,000 for unmarried taxpayers and between $0 and $10,000 for a married taxpayer filing separately) if the taxpayer and his or her spouse file a joint return and either is an active participant in an employer sponsored retirement plan.

An individual and a working spouse each may have an IRA with the above-described limit on each. An individual with an IRA may establish an additional IRA for a non-working spouse if they file a joint return. Contributions to the two IRAs together are deductible up to the lesser of $2,250 or 100% of compensation.

No deduction is allowed for contributions made for the year in which the individual attains age 70 1/2 and years thereafter. Contributions for that year and for years thereafter will result in certain adverse tax consequences.

Non-deductible contributions may be made to IRAs until the year in which the individual attains age 70 1/2. Although these contributions may not be deducted, taxes on their earnings are deferred until received. The maximum permissible non-deductible contribution is $2,000 ($2,250 for a taxpayer and non-working spouse). These limits are reduced by the amount of any deductible contributions made by the taxpayer.

Contributions may be made with respect to a particular year until the due date of the individual's federal income tax return for that year, not including extensions. However, for reporting purposes, the Company will regard contributions as being applicable to the year made unless it receives notice to the contrary.

All annuity payments and other distributions under an IRA will be taxed as ordinary income unless the owner has made non-deductible contributions. In addition, a minimum level of distributions must begin no later than April 1 following the year in which the individual attains age 70 1/2, and failure to make adequate distributions at this time may result in certain adverse tax consequences to the individual.

Distributions from all of an individual's IRAs are treated as if they were a distribution from one IRA and all distributions during the same taxable year are treated as if they were one distribution. An individual who makes a non-deductible contribution to an IRA or receives a distribution from an IRA during the taxable year must provide certain information on the individual's tax return to enable the IRS to determine the proportion of the IRA balance which represents non-deductible contributions. If the required information is provided, that part of the amount withdrawn which is proportionate to the individual's aggregate non-deductible contributions over the aggregate balance of all of the individual's IRAs, is excludable from income.

Distributions which are a return of a non-deductible contribution are non-taxable, as they represent a return of basis. If the required information is not provided to the IRS, distributions from an IRA to which both deductible and non-deductible contributions have been made are presumed to be fully taxable.

H. SIMPLIFIED EMPLOYEE PENSIONS. Employees may establish simplified employee pensions ("SEPs") under Code Section 408(k) if certain requirements are met. A SEP is an IRA to which the employer contributes under a written formula. Currently, a SEP may accept employer contributions each year up to $30,000 or 15% of compensation (as defined), whichever is less. To establish SEPs the employer must make a contribution for every employee age 21 and over who has performed services for the employer for at least three of the five immediately preceding calendar years and who has earned at least $300 for the year.

The employer's contribution is excluded from the employee's gross income for the taxable year for which it was made up to the $30,000/15% limit. In addition to the employer's contribution, the employee may contribute 100% of the employee's earned income, up to $2,000, to the SEP, but such contributions will be subject to the rules described above in "F. Individual Retirement Account Plans."

These plans are subject to the general employer's deduction limitations applicable to all corporate qualified plans.

I. PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX-EXEMPT ORGANIZATIONS. Under the provisions of Section 403(b) of the Code, payments made for annuity policies purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that the aggregate purchase payments for such annuity policies in any year do not exceed the maximum contribution permitted under the Code.

For tax years beginning after 1988, a Policy qualifying under Section 403(b) of the Code must provide that withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) may not begin before the employee attains age 59 1/2, separates from service, dies, or becomes disabled. In the case of hardship a Policy Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may nonetheless be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

The distribution restrictions are effective for years beginning after December 31, 1988, but only with respect to amounts that were not held under the Policy as of that date.

J. TEXAS OPTIONAL RETIREMENT PROGRAM. Under a Code Section 403(b) annuity policy issued as a result of participation in the Texas Optional Retirement Program, distributions may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These restrictions are imposed by reason of an opinion of the Texas Attorney General interpreting the Texas laws governing the Optional Retirement Program.

K.  SECTION 457 PLANS FOR STATE GOVERNMENTS AND TAX-EXEMPT ENTITIES.  Code
Section 457 allows employees of a state, one of its political subdivisions, or certain tax-exempt entities to participate in eligible government deferred compensation plans. An eligible plan, by its terms, must not allow deferral of more than $7,500 or 33 1/3% of a participant's includible compensation for the taxable year, whichever is less. Includible compensation does not include amounts excludable under the eligible deferred compensation plan or amounts paid into a Code Section 403(b) annuity. The amount a participant may defer must be reduced dollar-for-dollar by elective deferrals under a SEP, 401(k) plan or a deductible employee contribution to a 501(c)(18) plan. Under eligible deferred compensation plans the state, political subdivision, or tax-exempt entity will be owner of the Policy.

If an employee also participates in another eligible plan or contributes to a Code Section 403(b) annuity, a single limit of $7,500 will be applied for all plans. Additionally, the employee must designate how much of the $7,500 or 33 1/3% limitation will be allocated among the various plans. Contributions to an eligible plan will serve to reduce the maximum exclusion allowance for a Code
Section 403(b) annuity.

Amounts received by employees under such plans generally are includible in gross income in the year of receipt.

L. NON-INDIVIDUAL OWNERS. Non-individual Owners of deferred annuity contracts (e.g., a corporation) generally will be currently taxed on any increase in the cash surrender value of the deferred annuity attributable to contributions made after February 28, 1986. This rule does not apply to immediate annuities or to deferred annuities held by a qualified pension plan, an IRA, a 403(b) plan, estates, employers with respect to terminated pension plans, or a nominee or agent holding a contract for the benefit of an individual. Corporate-owned annuities may result in exposure to the alternative minimum tax, to the extent that such corporate-owned annuities result in an increase in a corporation's book income. For tax years beginning after 1989, corporate-owned annuities may result in exposure to the alternative minimum tax, to the extent that income on the annuities increases the corporation's adjusted current earnings.

                                     REPORTS

A Policy Owner is sent a report semi-annually which states certain financial information about the Funds of Allmerica Investment Trust. The Company will also furnish an annual report to the Policy Owner containing a statement of his or her account, including unit values and other information required by applicable law, rules and regulations.

                  CHANGES IN OPERATION OF THE SEPARATE ACCOUNTS

The Company reserves the right, subject to compliance with applicable law, to
(1) transfer assets from any Separate Account to another of the Company's separate accounts having assets of the same class, (2) to operate any Separate Account as a management investment company under the 1940 Act or in any other form permitted by law, (3) to deregister any Separate Account under the 1940 Act in accordance with the requirements of the 1940 Act and (4) to substitute the shares of any other registered investment company for the Fund shares held by a Separate Account, in the event that Fund shares are unavailable for Separate Account investment, or if the Company shall determine that further investment in such Fund shares is inappropriate in view of the purpose of the Separate Account. In no event will the changes described above be made without notice to Policy Owners in accordance with the 1940 Act.

                     CHANGE OF NAME OF THE SEPARATE ACCOUNTS

The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Accounts.

                                  LEGAL MATTERS

There are no legal proceedings pending to which any Separate Account is a party.

                               FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 relating to this offering has been filed with the Securities and Exchange Commission. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the Commission's prescribed fees.


                                   APPENDIX A

                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the General Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the General Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission.

The General Account of the Company is made up of all of the general assets of the Company other than those allocated to any Separate Account. Allocations to the General Account become part of the assets of the Company and are used to support insurance and annuity obligations.

A portion or all of net purchase payments may be allocated to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under Elective Payment Policies, the minimum interest which may be credited on amounts allocated to the General Account is 4.5% compounded annually for the first five policy years, 4% compounded annually for the next five policy years, and 3.5% compounded annually thereafter. Under Single Payment Policies, the minimum interest which may be credited on amounts allocated to the General Account is 3.5% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Policy is surrendered, or if an Excess Amount is redeemed, while the Policy is in force and before the Annuity Date, a contingent deferred sales charge is imposed if such event occurs before the Policy has been in force for nine full policy years under an Elective Payment Policy, or seven full policy years under a Single Payment Policy. Surrenders and redemptions are made on a last-in/first-out basis.

LOANS FROM THE GENERAL ACCOUNT (QUALIFIED POLICIES ONLY)

Loans will be permitted only for TSAs and Policies issued to a plan qualified under Section 401(a) of the Code. Loans are permitted only from a Policy's accumulation in the General Account. The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $2,500. Loans will be secured by a security interest in the Policy. Loans are subject to applicable retirement legislation and their taxation is determined under the Federal income tax laws. The amount borrowed will be transferred to a fixed, minimum guarantee loan assets account in the Company's General Account, where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five (5) years.

The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.


                                   APPENDIX B

                     INFORMATION ABOUT DISCONTINUED POLICIES

This Prospectus is sent to owners of certain discontinued series of the Company's variable annuity Policies including group annuity contracts (Group Contracts) sold to fund Code Section 403(b) annuity plans, discontinued May 1, 1980, a series of individual flexible payment variable annuity contracts (Flexible Contracts) discontinued October 15, 1975, and a series of individual elective payment variable annuity Policies (Elective Policies) discontinued February 12, 1980. Such policies differ in some respects from the Policies described in this Prospectus. The significant differences between the discontinued contracts and the Policies described in this Prospectus are summarized below. For more detailed information contractholders should refer to their contract or to the prospectus received at the time of purchase.

A. DISCONTINUED GROUP CONTRACTS. The discontinued Group Contracts differ from the Policies described in this Prospectus in the following significant respects:

MASTER CONTRACTS. Under Group Contracts, a Master Group Contract is issued to the employer. Enrolled employees are issued participation certificates which set forth the participant's benefits under the contracts.

ACCUMULATION ACCOUNTS. Accumulation in the Separate Accounts investing in the Investment Grade Income Fund and the Money Market Fund is not available under Group Contracts.

SALES AND ADMINISTRATIVE EXPENSE CHARGE. Under Group Contracts, a charge for sales and administrative expense is made from each purchase payment which differs depending on whether the optional special minimum death benefit (MDB) was purchased. Without the MDB the charge is 6.5% of each purchase payment during the first 10 years of participation and 5.0% of each payment made thereafter; with the MDB, the charge is 7.0% during the first 10 years of participation and 6.0% thereafter.

SPECIAL MINIMUM DEATH BENEFIT. Under the optional MDB referred to above, in the event of the participant's death on or before the Annuity Date, the death benefit is the greater of (a) and (b) where (a) is the participant's accumulated value as of the valuation date coincident with or next following receipt by the Company of due proof of the participant's death and (b) is 100% of the purchase payments made on the participant's behalf minus the dollar amount of all partial redemptions if death occurs prior to the participant's 65th birthday and 75% of the purchase payments made on the participant's behalf minus the dollar amount of all redemptions if death occurs thereafter. The appropriate amount will be paid to the beneficiary in one sum unless an annuity option is elected by the beneficiary. Without the MDB, the pre-retirement death benefit is equal to the participant's accumulated value.

ASSET CHARGE. Under the Group Contracts, the maximum limitation on the asset charge is 1.50%.

PURCHASE PAYMENT MINIMUM. Under Group Contracts, each purchase payment must be at least $25 for each participant. If the payment is split between the fixed and variable accounts, the minimum which can be allowed to an account is $10.

ASSUMED INTEREST RATE. When electing a variable annuity option, the Participant selects an assumed interest rate of 3 1/2% or 5%. If the investment performance for a particular period is greater than the assumed interest rate for the same period, the annuity payments will increase; if the investment performance is less than the assumed interest rate, the payment will decrease.

B. DISCONTINUED FLEXIBLE CONTRACTS. The discontinued Flexible Contracts differ from the Policies described in this Prospectus in the following significant respects:

ACCUMULATION ACCOUNTS. Accumulation in the Separate Accounts investing in the Investment Grade Income Fund and the Money Market Fund is not available under Flexible Contracts. In addition, under Flexible Contracts prior to the 1969 series, accumulation on a fixed basis is not available.

SALES AND ADMINISTRATIVE EXPENSE CHARGES. Under Flexible Contracts a deduction is made from purchase payments for sales and administrative expense as follows:


                                                             Portion
                                                          Representing
                                           Portion       Administrative
       Portion of        Percentage     Representing        and Other
     Total Payments       Deduction     Sales Charge     Expense Charge
     --------------       ---------     ------------     --------------

     First $10,000          10.0%            8.0%              2.0%
     Next   15,000           9.0             6.5               2.5
     Next   25,000           8.0             5.5               2.5
     Next   25,000           7.0             5.0               2.0
     Next   25,000           6.0             4.0               2.0
     Balance                 5.0             3.5               1.5


There is no semi-annual policy fee under Flexible Contracts.

SURRENDER CHARGE. Under Flexible Contracts a charge is made on amounts withdrawn or on contract surrenders during the first five contract years equal to 2% of the amount surrendered or withdrawn.

ASSET CHARGE. Under Flexible Contracts, the maximum limitation on the asset charge is 1.50%.

PRE-RETIREMENT DEATH BENEFIT. Under Flexible Contracts the pre-retirement death benefit is equal to the accumulated value; there is no minimum death benefit.

PAYMENT MINIMUMS. Under Flexible Contracts, payments after the first must be at least $100 or $25 in connection with the monthly automatic payment plan or any employee benefit plan or for dividend transfers from insurance policies or annuities written by State Mutual.

VOTING RIGHTS. Under Flexible Contracts the owner has voting rights after the Annuity Date.

ASSUMED INTEREST RATE. Under Flexible Contracts, annuity options are available with a 3 1/2% or a 5% assumed interest rate as described above under "Discontinued Group Contracts".

C. DISCONTINUED ELECTIVE POLICIES. The discontinued Elective Policies differ from the Policies described in this Prospectus in the following significant respects:

ACCUMULATION ACCOUNTS. Accumulation under the Money Market Account is not available under Elective Policies.

SALES AND ADMINISTRATIVE EXPENSE CHARGE. Under Elective Policies a deduction is made from purchase payments for sales and administrative expense as follows:

(1) Under elective payment variable annuity Policies, the charge for sales and administrative expense during the first ten contract years is a percentage of total purchase payments based on the following table:

                                                             Portion
                                                          Representing
                                           Portion         Charge for
       Portion of        Percentage     Representing     Administrative
     Total Payments       Deduction     Sales Charge         Expense
     --------------       ---------     ------------         -------

     First $12,000          8.75%           6.50%             2.25%
     Next   13,000          8.25            6.00              2.25
     Next   25,000          7.25            5.00              2.25
     Next   25,000          6.25            4.25              2.00
     Next   25,000          5.25            3.50              1.75
     Balance                4.25            2.75              1.50


After the tenth Policy anniversary, all payments under elective payment Policies will be charged at the rate of 4.25%.

(2) Where a purchase payment under an elective payment Policy arises from amounts payable under insurance Policies or annuities (such as death benefits, maturities under endowment contracts, surrender values and dividends) written by State Mutual, insurance policies written by the Company, or death benefits under fixed or variable annuities written by the Company, the charge for sales and administrative expense which is applied to such payment is based on the following table:

                                                      Portion Representing
                                           Portion         Charge for
       Portion of        Percentage     Representing     Administrative
     Total Payments       Deduction     Sales Charge         Expense
     --------------       ---------     ------------         -------

     First $12,000          5.50%           3.25%             2.25%
     Next   13,000          4.50            2.25              2.25
     Next   25,000          3.50            1.50              2.00
     Balance                2.50             .75              1.75



After the tenth Policy anniversary, all payments will be charged at the rate of 2.50%.
There is no surrender or withdrawal charge on Elective Policies.
There is no semi-annual policy fee on Elective Policies.

ASSUMED INTEREST RATE. Under Elective Policies, annuity options are available with a 3 1/2% or a 5% assumed interest rate as described above under "Discontinued Group Contracts".

PARTIAL REDEMPTION AND REPAYMENT UNDER NON-QUALIFIED CONTRACTS. Upon written request signed by the Policy Owner filed at the Company's principal office, an owner of an Elective Policy may redeem a portion of the accumulated value of his or her Policy, subject to limits described below, and such amounts may be repaid fully or in part at any time within a two-year period from the date of the redemption without imposition of a charge for sales and administrative expense. A transaction fee of $20 will be deducted from the amount of any such redemption. Each partial redemption and each repayment must be in a minimum amount of $200. Because the transaction fee is deducted at the time an amount is redeemed, the Policy

Owner should utilize this Policy provision only where he or she intends to repay such amounts. Further, a Policy Owner considering utilizing this provision to redeem small amounts should consider whether the charge for sales and administrative expense, applicable upon repayment of such amounts in absence of this provision, would be less than the $20 transaction fee. If any amount is repaid at a time when the annuity rates contained in the Company's then currently offered variable annuity Policies are less favorable than the annuity rates contained in the Policy Owner's Policy, the Company reserves the right to apply such less favorable rates to the portion of the Policy's accumulated value attributable to the repayment.

A partial redemption will result in cancellation of a number of units equivalent in value to the amount of the partial redemption, including the $20 transaction fee as of the Valuation Date the request is received at the Company's principal office. At the time a repayment is made, a number of units will be credited equivalent to the amount repaid as of the Valuation Date the repayment is received at the Company's principal office.

Partial redemption and repayment will not be permitted if the total of all partial redemptions outstanding at any one time would exceed the total amount of all payments made under the Policy, exclusive of repayments, minus the amount of any partial redemptions or, if the withdrawal would reduce the owner's accumulated value under the Policy to less than $500.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                      INDIVIDUAL VARIABLE ANNUITY POLICIES
                       STATEMENT OF ADDITIONAL INFORMATION

                              Separate Account VA-A

               Separate Account VA-B    Separate Account VA-G
               Separate Account VA-C    Separate Account VA-H

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF THE ABOVE LISTED SEPARATE ACCOUNTS DATED MAY 1, 1995 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM INDIVIDUAL CUSTOMER SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653.




                              DATED OCTOBER 1, 1995

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY. . . . . . . . . . . . . . 2

TAXATION OF THE SEPARATE ACCOUNTS AND THE
COMPANY. . . . . . . . . . . . . . . . . . . . . . . . . . 3

SERVICES . . . . . . . . . . . . . . . . . . . . . . . . . 3

UNDERWRITERS . . . . . . . . . . . . . . . . . . . . . . . 3

ANNUITY PAYMENTS . . . . . . . . . . . . . . . . . . . . . 4

PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . 5

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . 8



                         GENERAL INFORMATION AND HISTORY

Separate Account VA-A, Separate Account VA-B, Separate Account VA-C, Separate Account VA-G, and Separate Account VA-H are separate investment accounts of Allmerica Financial Life Insurance and Annuity Company ("Company"). The Company was formerly known as SMA Life Assurance Company until October 1, 1995. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000. The Company is wholly-owned by SMA Financial Corp., a Massachusetts holding company which is in turn wholly-owned by State Mutual Life Assurance Company of America ("State Mutual"). State Mutual, 440 Lincoln Street, Worcester, Massachusetts, is a mutual life insurance
company organized under the laws of Massachusetts in 1844.    State Mutual is in
the process of converting from a mutual life insurance company to a stock life insurance company ("demutualization"). Following demutualization, State Mutual will be known as First Allmerica Financial Life Insurance Company and will be a wholly owned subsidiary of Allmerica Financial Corporation, 440 Lincoln Street, Worcester, Massachusetts


The Separate Accounts were organized originally as open-end management investment companies under the 1940 Act. The reorganization of the Separate Accounts as unit investment trusts was approved by Policy Owners on April 18, 1985 and was effective on April 29, 1985.

Separate Account VA-A (named the American Variable Annuity Fund before January 1, 1982) was authorized by vote of the Board of Directors of the Company on March 31, 1967. Separate Accounts VA-B and VA-C (named the A.V.A. Income Fund and the A.V.A. Qualified Income Fund, respectively, before January 1, 1982) were authorized by vote of the Board of Directors of the Company on July 30, 1974. Separate Accounts VA-G and VA-H were authorized by vote of the Board of Directors of the Company on February 24, 1983.

As of December 31, 1994, 0% of the assets of Separate Account VA-H was attributable to the capital contributed by the Company to establish the Account.

                            TAXATION OF THE SEPARATE
                             ACCOUNT AND THE COMPANY


The Separate Account are considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Code and files a consolidated tax return with its parent and affiliated companies.

The Company intends to make a charge for any effect which the income, assets, or existence of the Separate Account may have upon its tax. The Separate Account presently are not subject to tax, but the Company reserves the right to assess a charge for taxes should the Separate Accounts at any time become subject to tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Policy Owners and with respect to each Separate Account as though that Separate Account were a separate taxable entity. Accordingly, the charge for taxes may be made irrespective of whether any taxes are payable currently by the Company. Conversely, if any Separate Account would be entitled to a tax refund on a separate entity basis at any such time, an equivalent amount will be credited to that Separate Account by the Company at such time as the Separate Account would have become entitled to such refund if a separate taxable entity. Under such policy, the Company may derive a temporary or permanent benefit in the form of reduced taxes. Any federal income taxes applicable to assets of the Company in the Separate Accounts and not attributable to the Policies shall be paid by the Company and shall not affect Accumulation or Annuity Unit values.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Separate Account. Fund shares owned by the Separate Accounts are held on an open account basis with Separate Account ownership of Fund shares reflected on the records of the Funds and not represented by any transferable stock certificates.


EXPERTS. The financial statements of the Company as of December 31, 1994 and 1993 and for each of the three years in the period ended December 31, 1994 and of the Separate Accounts of the Company as of December 31, 1994 and for the two years then ended, included in this Statement of Additional Information constituting part of the Registration Statement, have been so included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Policies.

                                  UNDERWRITERS

Allmerica Investments, Inc., a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. (NASD), serves as principal underwriter and general distributor for the Policies pursuant to a contract between Allmerica Investments, Inc., the Company, and the Separate Accounts. Allmerica Investments, Inc. distributes the Policies on a best efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653 was organized in 1969 as a wholly-owned subsidiary of State Mutual and is, at present, indirectly wholly-owned by State Mutual.

The Policies offered by this Prospectus are offered continuously and may be purchased from NASD registered representatives of Allmerica Investments, Inc. and from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity policies.

Commissions are paid by the Company to its licensed insurance agents on sales of the Policies. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, partial redemption, and/or annuitization charges the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

All persons selling the Policies are required to be licensed by their respective state insurance authorities for the sale of variable annuity policies. Registered representatives of Allmerica Investments, Inc. receive commissions on the purchase payments of elective and single payment Policies equal to 5% and 3%, respectively. Managers who supervise the agents will receive overriding commissions ranging up to no more than 2% of purchase payments. Independent broker-dealers receive commissions of 5% and 4%, respectively, of which a portion is paid to their registered representatives.


The aggregate amount of commissions paid to representatives of Allmerica Investments, Inc. with respect to sales of the Company's Variable Annuity Policies was $26,842,152.00 in 1994, $21,276,666.00 in 1993 and $20,808,483.00
in 1992.


These commissions are paid by the Company and do not result in any charge to Policy Owners or to the Separate Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus.

                                ANNUITY PAYMENTS

The method by which the Accumulated Value under the Policy is determined is described in detail under "K. Computation of Policy Values and Annuity Payments"" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a separate account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit value at the end of the current Valuation Period would be calculated as follows:

(1) Accumulation Unit Value - Previous Valuation Period. . . . . . . $ 1.135000

(2) Value of Assets - Beginning of Valuation Period. . . . . . . . . $5,000,000

(3) Excess of investment income and net gains over capital losses. . . . $1,675

(4) Adjusted Gross Investment Rate for the valuation period (3):(2). . 0.000335

(5) Annual Charge (one day equivalent of 1.25% per annum). . . . . . . 0.000034

(6) Net Investment Rate (4)-(5). . . . . . . . . . . . . . . . . . . . 0.000301

(7) Net Investment Factor 1.000000 + (6) . . . . . . . . . . . . . . . 1.000301

(8) Accumulation Unit Value - Current Period (1)x(7) . . . . . . . . $ 1.135342

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the accumulated unit value at the end of the Valuation Period would have been $1.134581.

The method for determining the amount of annuity payments is described in detail under "K. Computation of Policy Values and Annuity Payments" in the Prospectus.


ILLUSTRATION OF VARIABLE ANNUITY PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Separate Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity payment is $1.120000. On this basis, the Accumulated Value of the Policy is $44,800 (40,000 x $1.120000). Assume also that the Policy Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or contingent deferred sales charge, the first monthly payment would be 44.800 multiplied by
6.57 or $294.34.


Assume that the Annuity Unit value for the assumed rate of 3-1/2% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. (Annuity Unit values will not be the same as Accumulation Unit values because the former reflect the 3-1/2% assumed interest rate used in the annuity rate calculations. See "The Annuity Unit".) When this is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Growth Account for the Valuation Period applicable to the next annuity payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3-1/2% per annum) produces a factor of 1.000096. This is then multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.




                             PERFORMANCE INFORMATION

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Separate Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Separate Account's asset charge and any applicable contingent deferred sales load which would be assessed upon complete redemption of the investment.

The Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission. The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:
             (n)
     P(1 + T)   = ERV

Where: P = a hypothetical initial payment to the Separate Account of $1,000

      T = average annual total return

      n = number of years

     ERV = the ending redeemable value of the $1,000 payment at the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Separate Account. Prior to April 29, 1985 this charge is 1.50% on an annual basis. From that date to February 15, 1991 the charge was 0.90% on an annual basis. Since February 15, 1991, the charge has been 1.25% on an annual basis. The calculation of ending redeemable value assumes the policy was issued at the beginning of the period and a complete surrender of the policy at the end of the period. The deduction of the contingent deferred sales charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

(1) For Elective Payment Policies:

     Policy year in which          Charge as Percentage
     Complete Redemption Occurs    of Amount Redeemed*
     --------------------------    -------------------
            1-3                             7%
             4                              6%
             5                              5%
             6                              4%
             7                              3%
             8                              2%
             9                              1%


(2) For Single Payment Policies:

     Policy year in which          Charge as Percentage
     Complete Redemption Occurs    of Amount Redeemed*
     --------------------------    -------------------
             1-3                         5%
              4                          4%
              5                          3%
              6                          2%
              7                          1%


*Subject to the maximum limit described in the prospectus.

No contingent deferred sales charge is deducted upon expiration of the periods specified above. After the first policy year, 10% of the amount redeemed is not subject to the contingent sales load.

The calculations of Total Return for the Elective Payment policies does not include the deduction of the $9 semi-annual charge for administrative expenses, which is deducted from Elective payment policies with an Accumulated Value of $10,000 or less. If a policy were subject to this charge, its Total Return with respect to a Separate Account would be reduced to the extent by which a portion of the charge is assessed to policy value in that Separate Account.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return information in this section refers to the total of the income generated by an investment in a Separate Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Separate Account's asset charges. However, it is assumed that the investment is NOT redeemed at the end of each period. Because the contingent deferred sales load is NOT included in the calculations, the Supplemental Total Return information is the same for both Elective Payment Policies and Single Payment Policies.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:
             (n)
     P(1 + T)   = EV

Where: P = a hypothetical initial payment to the Separate Account of $1,000

       T = average annual total return

       n = number of years

       EV = the ending value of the $1,000 payment at the end of the specified period

The calculation of Supplemental Total Return reflects the annual charge against the assets of the Separate Account. Prior to April 29, 1985 this charge was 1.50% on an annual basis. From that date to February 15, 1991 the charge was 0.90% on an annual basis. Since February 15, 1991, the charge has been 1.25% on an annual basis. The ending value assumes that the policy is NOT redeemed at the end of the specified period, and there is therefore no adjustment for the contingent deferred sales charge that would be applicable if the policy was redeemed at the end of the period.

The calculations of Supplemental Total Return for the Elective Payment policies does not include the deduction of the $9 semi-annual charge for administrative expenses, which is deducted from Elective Payment policies with an Accumulated Value of $10,000 or less. If a policy were subject to this charge, its Supplemental Total Return with respect to a Separate Account would be reduced to the extent by which a portion of the charge is assessed to policy value in that Separate Account.


YIELD AND EFFECTIVE YIELD - SEPARATE ACCOUNTS VA-G AND VA-H

Set forth below is yield and effective yioeld information for Separate Accounts VA-G and VA-H, for the seven-day period ended December 31, 1994:

                              VA-G        VA-H
          Yield               2.44%       2.47%
          Effective Yield     2.44%       2.47%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the respective Separate Account at the beginning of the period, subtracting a charge reflecting the annual 0.90% deduction for mortality and expense risk, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.




Separate Accounts VA-G and VA-H compute effective yield by compounding the unannualized base period return by using the formula:
                                                           (365/7)
                Effective Yield = [(base period return + 1)       ] - 1

The calculations of yield and effective yield do NOT reflect the $9 semi-annual charge for administrative expenses which deducted from Elective Payment policies with Accumulated Value of $10,000 or less. If a policy were subject to this charge, its yield or effective yield with respect to a Separate Account would be reduced to the extent by which a portion of the charge is assessed to policy value in the Separate Account.





                              FINANCIAL STATEMENTS

Financial Statements are included for Separate Accounts VA-A, VA-B, VA-C, VA-G and VA-H of the Company and for the Company.

SMA LIFE ASSURANCE COMPANY

FINANCIAL STATEMENTS

DECEMBER 31, 1994 and 1993

SMA LIFE ASSURANCE COMPANY


December 31, 1994




Financial Statements
Report of Independent Accountants. . . . . . . . . . . . . . . . . . . . . . . 1
Statement of Financial Position. . . . . . . . . . . . . . . . . . . . . . . . 2
Statement of Operations and Changes in Stockholder's Equity. . . . . . . . . . 3
Statement of Cash Flows. . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . 5

                        REPORT OF INDEPENDENT ACCOUNTANTS


February 13, 1995

To the Board of Directors and Stockholder of SMA Life Assurance Company

In our opinion, the accompanying statement of financial position and the related statements of operations and changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of SMA Life Assurance Company at December 31, 1994 and 1993, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1994, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 1 to the financial statements, the Company may adopt Statement of Financial Accounting Standards No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts", and Financial Accounting Standards Board Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises", in 1996. If these pronouncements are adopted, the financial statements for the year ended December 31, 1994 will be retroactively restated for the effects of these changes in accounting principles.

Price Waterhouse LLP
Boston, Massachusetts

                           SMA LIFE ASSURANCE COMPANY
 (A Wholly Owned Subsidiary of State Mutual Life Assurance Company of America)


STATEMENT OF FINANCIAL POSITION
as of December 31
(in thousands)


ASSETS                                                      1994           1993
                                                            ----           ----
Cash                                                 $     7,248    $    10,172
Investments:
    Bonds                                              1,595,275      1,567,658
    Stocks                                                12,283         23,478
    Mortgage loans                                       295,532        383,059
    Policy loans                                         116,600        109,014
    Real estate                                           51,288         40,904
    Short term investments                                45,239          4,999
    Other investment assets                               27,443            314
                                                     -----------    -----------
       Total cash and investments                      2,150,908      2,148,598

Premiums deferred and uncollected                          5,452          6,953
Investment income due and accrued                         39,442         39,993
Other assets                                               6,548         12,560
Assets held in separate accounts                       1,869,695      1,296,620
                                                     -----------    -----------

                                                     $ 4,072,045    $ 3,504,724
                                                     -----------    -----------
                                                     -----------    -----------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:

Policy liabilities:
    Life reserves                                    $   890,880    $   905,813
    Annuity and other fund reserves                      928,325        925,098
    Accident and health reserves                         121,580        115,081
    Claims payable                                        11,720         10,476
                                                     -----------    -----------

       Total policy liabilities                        1,952,505      1,956,468

Expenses and taxes payable                                17,484         43,123
Other liabilities                                         32,445         26,069
Asset valuation reserve                                   20,786         10,964
Obligations related to separate account business       1,859,502      1,285,884
                                                     -----------    -----------

       Total liabilities                               3,882,722      3,322,508
                                                     -----------    -----------

Stockholder's equity:
    Common stock, $1,000 par value
       Authorized - 10,000 shares
       Issued and outstanding - 2,517 shares               2,517          2,517
    Additional paid-in capital                           199,307        199,307
    Unassigned deficit                                   (13,621)       (20,744)
    Special contingency reserves                           1,120          1,136
                                                     -----------    -----------
       Total stockholder's equity                        189,323        182,216
                                                     -----------    -----------

                                                     $ 4,072,045    $ 3,504,724
                                                     -----------    -----------
                                                     -----------    -----------

   The accompanying notes are an integral part of these financial statements.

                           SMA LIFE ASSURANCE COMPANY
 (A WHOLLY OWNED SUBSIDIARY OF STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA)

STATEMENT OF OPERATIONS AND
CHANGES IN STOCKHOLDER'S EQUITY
for the year ended December 31
(In thousands)



REVENUE                                                           1994           1993           1992
                                                                  ----           ----           ----
  Premiums and other considerations:
    Life                                                    $  195,633     $  189,285     $  181,992
    Annuities                                                  707,172        660,143        365,443
    Accident and health                                         31,927         35,718         35,612
    Reinsurance commissions and reserve adjustments              4,195          2,309          2,372
                                                            ----------     ----------     ----------

      Total premiums and other considerations                  938,927        887,455        585,419

  Net investment income                                        170,430        177,612        183,159
  Realized capital gains (losses), net of tax                  (17,172)        (7,225)           576
  Other revenue                                                 26,065         19,055         13,224
                                                            ----------     ----------     ----------

      Total revenue                                          1,118,250      1,076,897        782,378
                                                            ----------     ----------     ----------

POLICY BENEFITS AND OPERATING EXPENSES
  Policy benefits:
    Claims, surrenders and other benefits                      331,418        275,290        250,317
    Increase in policy reserves                                 40,113         15,292        159,127
                                                            ----------     ----------     ----------

      Total policy benefits                                    371,531        290,582        409,444

  Operating and selling expenses                               164,175        160,928        134,482
  Taxes, except capital gains tax                               22,846         19,066         29,540
  Net transfers to separate accounts                           553,295        586,539        199,164
                                                            ----------     ----------     ----------

      Total policy benefits and operating expenses           1,111,847      1,057,115        772,630
                                                            ----------     ----------     ----------

NET INCOME                                                       6,403         19,782          9,748

STOCKHOLDER'S EQUITY AT BEGINNING OF YEAR                      182,216        171,941        177,809
  Unrealized capital gains (losses) on investments              12,170         (9,052)       (20,770)
  Transfer from (to) asset valuation reserve                    (9,822)         1,974          2,883
  Other adjustments                                             (1,644)        (2,429)         2,271
                                                            ----------     ----------     ----------

STOCKHOLDER'S EQUITY AT END OF YEAR                         $  189,323     $  182,216     $  171,941
                                                            ----------     ----------     ----------
                                                            ----------     ----------     ----------


   The accompanying notes are an integral part of these financial statements.

                           SMA LIFE ASSURANCE COMPANY
 (A WHOLLY OWNED SUBSIDIARY OF STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA)

STATEMENT OF CASH FLOWS
for the year ended December 31
(In thousands)


CASH FLOW FROM OPERATING ACTIVITIES                               1994           1993           1992
                                                                  ----           ----           ----
  Premiums, deposits and other income                       $  962,147     $  902,725     $  602,253
  Allowances and reserve adjustments on
    reinsurance ceded                                            3,279         22,185         18,918
  Net investment income                                        173,294        182,843        182,531
  Net increase in policy loans                                  (7,585)        (7,812)        (8,777)
  Benefits to policyholders and beneficiaries                 (330,900)      (298,612)      (257,274)
  Operating and selling expenses and taxes                    (213,399)      (176,361)      (126,421)
  Net transfers to separate accounts                          (600,760)      (634,021)      (221,492)
  Other sources (applications)                                  19,868          7,757        (43,869)
                                                            ----------     ----------     ----------

NET CASH PROVIDED BY (USED IN)
OPERATING ACTIVITIES                                             5,944         (1,296)       145,869
                                                            ----------     ----------     ----------

CASH FLOW FROM INVESTING ACTIVITIES
  Sales and maturities of long term investments:
    Bonds                                                      478,512        386,414        400,636
    Stocks                                                          63             64             80
    Real estate and other invested assets                        3,008         11,094          4,350
    Repayment of mortgage principal                             65,334         79,844         95,972
    Capital gains tax                                             (968)        (3,296)            --
  Acquisition of long term investments:
    Bonds                                                     (508,603)      (466,086)      (710,371)
    Stocks                                                          --             --         (2,617)
    Real estate and other invested assets                      (24,544)        (2,392)        (1,910)
    Mortgage loans                                                (364)        (2,266)          (852)
  Other investing activities                                    18,934        (27,254)        (3,001)
                                                            ----------     ----------     ----------

NET CASH PROVIDED BY (USED IN)
INVESTING ACTIVITIES                                            31,372        (23,878)      (217,713)
                                                            ----------     ----------     ----------

Net change in cash and short term investments                   37,316        (25,174)       (71,844)

CASH AND SHORT TERM INVESTMENTS
  Beginning of the year                                         15,171         40,345        112,189
                                                            ----------     ----------     ----------

  End of the year                                           $   52,487     $   15,171     $   40,345
                                                            ----------     ----------     ----------
                                                            ----------     ----------     ----------


   The accompanying notes are an integral part of these financial statements.

                           SMA LIFE ASSURANCE COMPANY
 (A WHOLLY OWNED SUBSIDIARY OF STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA)

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND BASIS OF PRESENTATION - SMA Life Assurance Company (SMA Life or the "Company") is a wholly owned subsidiary of SMA Financial Corp., which is wholly owned by State Mutual Life Assurance Company of America (State Mutual), a mutual life insurance company. The stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by State Mutual in accordance with a policy established by vote of State Mutual's Board of Directors.

The Company's financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Delaware and in conformity with practices prescribed by the National Association of Insurance Commissioners (NAIC), which are generally accepted accounting principles for mutual life insurance companies and their stock life insurance subsidiaries.

Certain reclassifications have been made to prior year amounts to conform with the current year presentation.

VALUATION OF INVESTMENTS - Investments in bonds are carried principally at amortized cost, in accordance with NAIC guidelines. Preferred stocks are carried generally at cost and common stocks are carried at market value. Policy loans are carried principally at unpaid principal balances.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts. Mortgage loans are reduced for losses expected by management to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which management believes may not be collectible in full. In determining the amount of the loss, management considers, among other things, the estimated fair value of the underlying collateral. Investment real estate and real estate acquired through foreclosure are carried at the lower of depreciated cost or market value.

An asset valuation reserve (AVR) for bonds, mortgage loans, stocks, real estate, and other invested assets is maintained by appropriations from surplus in accordance with a formula specified by the NAIC and is classified as a liability.

FINANCIAL INSTRUMENTS - In the normal course of business, the Company enters into transactions involving various types of financial instruments including investments such as bonds and stocks and investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuations. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

RECOGNITION OF PREMIUM INCOME AND ACQUISITION COSTS - In general, premiums are recognized as revenue over the premium paying period of the policies; commissions and other costs of acquiring the policies are charged to operations when incurred.

SEPARATE ACCOUNTS - Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain variable annuity and variable life contractholders. Assets consist principally of bonds, common stocks, and short term obligations at market value. The investment income, gains, and losses of these accounts generally accrue to the contractholders and therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in stockholder's equity.

INSURANCE RESERVES AND ANNUITY AND OTHER FUND RESERVES - Reserves for life insurance, annuities, and accident and health insurance are established in amounts adequate to meet the estimated future obligations of policies in force. These liabilities are computed based upon mortality, morbidity and interest rate assumptions applicable to these coverages, including provision for adverse deviation. Interest rates range from 3% to 6% for life insurance and 3 1/2% to 9 1/2% for annuities, and mortality and morbidity assumptions reflect the Company's experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration. Claims reserves are computed based on historical experience modified for expected trends in frequency and severity. Withdrawal characteristics of annuity and other fund reserves vary by contract.

                           SMA LIFE ASSURANCE COMPANY
 (A WHOLLY OWNED SUBSIDIARY OF STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA)

At December 31, 1994 and 1993, approximately 77% and 70%, respectively, of the contracts (included in both the general account and separate accounts of the Company) were not subject to discretionary withdrawal or were subject to withdrawal at book value less surrender charge.

FEDERAL INCOME TAXES - State Mutual, its non-insurance domestic subsidiaries and SMA Life file a consolidated United States Federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life taxable operating losses that can be applied to offset life company taxable income. Allmerica P&C and its subsidiaries file a separate United States Federal income tax return.

The Federal income tax for the non-life insurance subsidiaries is calculated on a separate return basis. Any current tax liability (benefit) is paid to (reimbursed by) State Mutual. Tax benefits resulting from taxable operating losses of the non-life subsidiaries are not reimbursed currently by State Mutual. However, to the extent such losses are utilized by the consolidated group, they are reflected as a liability of State Mutual.

The Federal income tax for the life companies is calculated on a line of business basis, excluding the operating results of the non-insurance subsidiaries and Allmerica P&C. The tax is allocated to each life company based on its contribution to the taxable income or loss of each line of business.

CAPITAL GAINS AND LOSSES - Realized capital gains and losses, net of applicable capital gains tax or benefit, exclusive of those transferred to the interest maintenance reserve (IMR), are included in the statement of operations. Unrealized capital gains and losses are reflected as direct credits or charges to stockholder's equity. The IMR, which is included in other liabilities, establishes a reserve for realized gains and losses, net of tax, resulting from changes in interest rates on short and long term fixed income investments. Net realized gains and losses charged to the IMR are amortized into net investment income over the remaining life of the investment sold.

PENDING ACCOUNTING PRONOUNCEMENT - In April 1993, the Financial Accounting Standards Board (FASB) issued Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises" (FIN 40), which establishes a different definition of generally accepted accounting principles for mutual life insurance companies (and their stock life insurance subsidiaries). Under the Interpretation, financial statements of mutual life insurance companies (and their stock life insurance subsidiaries) which are prepared on the basis of statutory accounting, will no longer be characterized as in conformity with generally accepted accounting principles.

In January 1995, the FASB issued Statement of Financial Accounting Standards No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts" (SFAS No. 120), and the American Institute of Certified Public Accountants (AICPA) issued Statement of Position No. 95-1, "Accounting for Certain Insurance Activities of Mutual Life Insurance Enterprises" (SOP 95-1). SFAS No. 120 extends the requirements of SFAS No. 60, "Accounting and Reporting by Insurance Enterprises," No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," to mutual life insurance enterprises. SOP 95-1 establishes accounting for certain participating life insurance contracts for mutual life insurance enterprises. SFAS No. 120 requires mutual life insurance enterprises (and permits stock life insurance enterprises) to apply the provisions of SOP 95-1 to those contracts which meet the conditions in SFAS No. 120.

FIN 40, SFAS No. 120 and SOP 95-1 are all effective for financial statements issued for fiscal years beginning after December 15, 1995.

Management of the Company has not yet determined the effect on its financial statements of applying the new pronouncements nor whether it will continue to present its general purpose financial statements in conformity with the statutory basis of accounting or adopt the accounting changes required in order to continue to present its financial statements in conformity with generally accepted accounting principles. If the Company chooses to adopt the accounting changes required, the effect of the changes would be reported retroactively through restatement of all previously issued financial statements beginning with the earliest year presented. The cumulative effect of adopting these changes would be included in the earliest year presented.

                           SMA LIFE ASSURANCE COMPANY
 (A WHOLLY OWNED SUBSIDIARY OF STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA)

NOTE 2 - INVESTMENTS

BONDS - The carrying value and fair value of investments in bonds,are as follows:

                                                                    December 31, 1994
                                                                    -----------------
                                                                  Gross          Gross
                                                    Carrying    Unrealized     Unrealized          Fair
(In thousands)                                       Value     Appreciation   Depreciation         Value
                                                     -----     ------------   ------------         -----
Federal government bonds                         $    17,651    $         8    $       762    $    16,897
State, local and government agency bonds               1,110             54             --          1,164
Foreign government bonds                              31,863             83          3,735         28,211
Corporate securities                               1,462,871          8,145         56,011      1,415,005
Mortgage-backed securities                            81,780            268          1,737         80,311
                                                 -----------    -----------    -----------    -----------

                                                 $ 1,595,275    $     8,558    $    62,245    $ 1,541,588
                                                 -----------    -----------    -----------    -----------
                                                 -----------    -----------    -----------    -----------

                                                                    December 31, 1994
                                                                    -----------------
                                                                  Gross          Gross
                                                    Carrying    Unrealized     Unrealized          Fair
(In thousands)                                       Value     Appreciation   Depreciation         Value
                                                     -----     ------------   ------------         -----
Federal government bonds                         $     7,969    $       356    $        --    $     8,325
State, local and government agency bonds              15,212            678             --         15,890
Foreign government bonds                              24,152            720              9         24,863
Corporate securities                               1,519,050         74,777          4,430      1,589,397
Mortgage-backed securities                             1,275             92             --          1,367
                                                 -----------    -----------    -----------    -----------

Total                                            $ 1,567,658    $    76,623    $     4,439    $ 1,639,842
                                                 -----------    -----------    -----------    -----------
                                                 -----------    -----------    -----------    -----------

The carrying value and fair value by contractual maturity at December 31, 1994, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties or the Company may have the right to put or sell the obligation back to the issuer. Mortgage-backed securities are classified based on expected maturities.


                                                                                 Carrying          Fair
(In thousands)                                                                     Value           Value
                                                                                   -----           -----
Due in one year or less                                                        $   225,814    $   224,695
Due after one year through five years                                              774,918        751,778
Due after five years through ten years                                             428,080        404,377
Due after ten years                                                                166,463        160,738
                                                                               -----------    -----------

Total                                                                          $ 1,595,275    $ 1,541,588
                                                                               -----------    -----------
                                                                               -----------    -----------

MORTGAGE LOANS AND REAL ESTATE - Mortgage loans and real estate investments, are diversified by property type and location. Real estate investments have been obtained primarily through foreclosure. Mortgage loans are collateralized by the related properties and are generally no more than 75% of the property value at the time the original loan is made. At December 31, 1994 and 1993, mortgage loan and real estate investments were distributed by the following types and geographic regions:

                           SMA LIFE ASSURANCE COMPANY
 (A WHOLLY OWNED SUBSIDIARY OF STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA)


(In thousands)

Property Type                                                                         1994           1993
-------------                                                                         ----           ----
Office buildings                                                                 $ 140,292      $ 172,694
Residential                                                                         57,061         74,514
Retail                                                                              72,787         72,756
Industrial/Warehouse                                                                39,424         62,572
Other                                                                               37,256         41,427
                                                                                 ---------      ---------

Total                                                                            $ 346,820      $ 423,963
                                                                                 ---------      ---------
                                                                                 ---------      ---------

Geographic Region                                                                     1994           1993
-----------------                                                                     ----           ----
South Atlantic                                                                   $  92,934      $ 118,434
East North Central                                                                  72,704         78,343
Middle Atlantic                                                                     48,688         58,291
Pacific                                                                             39,892         45,666
West North Central                                                                  27,377         33,325
Mountain                                                                            12,211         31,116
New England                                                                         26,613         28,759
East South Central                                                                   6,224          8,250
West South Central                                                                  20,177         21,779
                                                                                 ---------      ---------

Total                                                                            $ 346,820      $ 423,963
                                                                                 ---------      ---------
                                                                                 ---------      ---------

NET INVESTMENT INCOME - The components of net investment income for the year ended December 31 were as follows:


(In thousands)                                                         1994           1993           1992
                                                                       ----           ----           ----
Bonds                                                             $ 123,495      $ 126,729      $ 119,777
Stocks                                                                1,799            953            692
Mortgage loans                                                       31,945         40,823         52,406
Real estate                                                           8,425          9,493          8,412
Policy loans                                                          8,797          8,215          7,701
Other investments                                                     1,651            674            344
Short term investments                                                1,378            840          1,848
                                                                  ---------      ---------      ---------
                                                                    177,490        187,727        191,180
     Less investment expenses                                         9,138         11,026          8,035
                                                                  ---------      ---------      ---------

Net investment income, before IMR amortization                      168,352        176,701        183,145

     IMR amortization                                                 2,078            911             14
                                                                  ---------      ---------      ---------

Net investment income                                             $ 170,430      $ 177,612      $ 183,159
                                                                  ---------      ---------      ---------
                                                                  ---------      ---------      ---------


REALIZED CAPITAL GAINS AND LOSSES - Realized capital gains (losses) on investments for the years ended December 31 were as follows:


(In thousands)                                                         1994           1993           1992
                                                                       ----           ----           ----
Bonds                                                             $     645      $  10,133      $   3,302
Stocks                                                                  (62)            16             33
Mortgage loans                                                      (17,142)           (83)           162
Real Estate                                                             605         (2,044)         1,985
                                                                  ---------      ---------      ---------
                                                                    (15,954)         8,022          5,482
Less income tax                                                         968          3,296          4,623
                                                                  ---------      ---------      ---------

Net realized capital gains (losses) before transfer to IMR          (16,922)         4,726            859
Net realized capital gains transferred to IMR                          (250)       (11,951)          (283)
                                                                  ---------      ---------      ---------

Net realized capital gains (losses)                               $ (17,172)     $  (7,225)     $     576
                                                                  ---------      ---------      ---------
                                                                  ---------      ---------      ---------

                           SMA LIFE ASSURANCE COMPANY
 (A WHOLLY OWNED SUBSIDIARY OF STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA)

Proceeds from voluntary sales of investments in bonds during 1994, 1993 and 1992 were $178,640 thousand, $131,783 thousand and $153,218 thousand, respectively. Gross gains of $3,010 thousand, $4,523 thousand and $3,043 thousand and gross losses of $4,553 thousand, $450 thousand and $139 thousand, respectively, were realized on those sales.

NOTE 3 - FAIR VALUE DISCLOSURES OF FINANCIAL INFORMATION

Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments" requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be recognized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

FINANCIAL ASSETS:

CASH AND SHORT TERM INVESTMENTS - The carrying amounts reported in the statement of financial position approximate fair value.

BONDS - Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

STOCKS - Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS - Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans is limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS - The carrying amount reported in the statement of financial position approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FINANCIAL LIABILITIES:

ANNUITY AND OTHER FUND RESERVES (WITHOUT MORTALITY/MORBIDITY FEATURES) - Fair values for the Company's liabilities under individual annuity contracts are estimated based on current surrender values.

                           SMA LIFE ASSURANCE COMPANY
 (A WHOLLY OWNED SUBSIDIARY OF STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA)

The estimated fair values of the financial instruments as of December 31 were as follows:


                                                             1994                          1993
                                                             ----                          ----
                                                   Carrying         Fair        Carrying          Fair
(In thousands)                                      Value           Value         Value           Value
                                                    -----           -----         -----           -----
Financial Assets:
  Cash                                            $    7,248     $    7,248     $   10,172     $   10,172
  Short term investments                              45,239         45,239          4,999          4,999
  Bonds                                            1,595,275      1,541,588      1,567,658      1,639,842
  Stocks                                              12,283         12,283         32,478         32,478
  Mortgage loans                                     295,532        291,704        383,059        395,327
  Policy loans                                       116,600        116,600        109,014        109,014

Financial Liabilities:
  Individual annuity contracts                       869,230        862,662        870,112        865,668
  Supplemental contracts without life
    contingencies                                     16,673         16,673         14,842         14,842
  Other contract deposit funds                         1,105          1,105          1,317          1,317


NOTE 4 - FEDERAL INCOME TAXES

The federal income tax provisions for 1994, 1993 and 1992 were $13,109 thousand, $8,551 thousand and $18,108 thousand, respectively, which include taxes applicable to realized capital gains of $968 thousand, $3,296 thousand and $4,623 thousand.

The effective federal income tax rates were 67%, 30% and 65% in 1994, 1993 and 1992, respectively. The differences between the federal statutory rate and the Company's effective tax rates are primarily related to decreases in taxable income for the write-offs of mortgage loans; and increases in taxable income for differences in policyholder liabilities for federal income tax purposes and financial reporting purposes and the deferral of policy acquisition costs for
federal tax purposes.    The Company paid to State Mutual $14,353 thousand,
$8,100 thousand and $30,000 thousand in 1994, 1993 and 1992, respectively, for its federal income taxes.

The consolidated federal income tax returns are routinely audited by the Internal Revenue Service (IRS) and provisions are routinely made in the financial statements in anticipation of the results of these audits. The Internal Revenue Service (IRS) has completed its examination of all of the consolidated federal income tax returns through 1988. Deficiencies asserted with respect to tax years 1977 through 1981 have been paid and recorded and the consolidated group has filed a recomputation of such years with appeals claiming a refund with respect to certain agreed upon issues, but has not recognized any benefit in its financial statements. The consolidated group is currently considering its response to certain adjustments proposed by the IRS with respect to the consolidated federal income tax returns for 1982 and 1983. If upheld, these proposed adjustments would result in additional payments; however, the consolidated group will vigorously defend its position with respect to these adjustments. In management's opinion, adequate tax liabilities have been established for all years.

NOTE 5 - REINSURANCE

The Company participates in reinsurance to reduce overall risks, including exposure to large losses and to permit recovery of a portion of direct losses. Reinsurance contracts do not relieve the Company from its obligation to its policyholders. Reinsurance financial data for the years ended December 31, is as follows:


(In thousands)                                                         1994           1993           1992
                                                                       ----           ----           ----
Reinsurance premiums assumed                                       $  3,788       $  4,190       $  4,614
Reinsurance premiums ceded                                           17,430         14,798         15,570
Deduction from insurance liability including
  reinsurance recoverable on unpaid claims                           46,734         42,805         48,191


                           SMA LIFE ASSURANCE COMPANY
 (A Wholly Owned Subsidiary of State Mutual Life Assurance Company of America)

The Company cedes to State Mutual approximately 10% of its individual life
business.    Premiums ceded to State Mutual aggregated $7,771 thousand, $9,000 thousand and $9,586 thousand in 1994, 1993 and 1992, respectively. The Company has also entered into various reinsurance agreements with State Mutual under which certain insurance risks related to individual accident and health business, premium income and related expenses are assumed by the Company from State Mutual. Premiums assumed pursuant to these agreements aggregated $3,788 thousand, $4,190 thousand and $4,614 thousand in 1994, 1993 and 1992, respectively .

NOTE 6 - DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. While the Company is currently operating on a profitable basis, it has a negative earned surplus position and accordingly is precluded from paying dividends to State Mutual without the approval of the Commissioner of Insurance.

NOTE 7 - RELATED PARTY TRANSACTIONS

State Mutual provides management, operating personnel and facilities on a cost reimbursement basis to the Company. Expenses for services received from State Mutual were $102,461 thousand, $98,676 thousand and $88,273 thousand in 1994, 1993 and 1992, respectively. The net amounts payable to State Mutual and affiliates for accrued expenses and various other liabilities and receivables were $8,344 thousand and $12,182 thousand at December 31, 1994 and 1993, respectively.

During 1992, the Company sold a building to an affiliated company at its estimated fair value of $4,350 thousand. The Company recognized a capital gain on the sale, net of tax, in the amount of $1,310 thousand.

NOTE 8 - FUNDS ON DEPOSIT

In March 1994, the Company voluntarily withdrew from being licensed in New York. In connection with the withdrawal State Mutual, which is licensed in New York, became qualified to sell the products previously sold by SMA Life in New York. The Company agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding general account liabilities of the Company for New York policyholders, claimants and creditors. As of December 31, 1994, the carrying value and fair value of the assets on deposit was $327,899 thousand and $323,474 thousand, respectively, which is in excess of the required amount.

Additional securities with a carrying value of $3,855 thousand and $3,353 thousand were on deposit with various other state and governmental authorities as of December 31, 1994 and 1993, respectively.

NOTE 9 - LITIGATION

The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the opinion of management, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's financial statements.

                       VARIABLE ANNUITY SEPARATE ACCOUNTS
              STATEMENTS OF ASSETS AND LIABILITIES - December 31, 1994

--------------------------------------------------------------------------------------------------------------------------
                                                                 SEPARATE ACCOUNT     SEPARATE ACCOUNT    SEPARATE ACCOUNT
                                                                       VA-A                 VA-B                VA-C
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment in shares of Allmerica Investment Trust . . . . . .     $ 180,061,518        $  8,497,572        $ 21,164,144

LIABILITIES:
Payable to SMA Life Assurance Company (Sponsor). . . . . . . .           451,146              28,605              35,858
                                                                   -------------        ------------        ------------
  Net assets . . . . . . . . . . . . . . . . . . . . . . . . .     $ 179,610,372        $  8,468,967        $ 21,128,286
                                                                   -------------        ------------        ------------
                                                                   -------------        ------------        ------------


Net asset distribution by category:
   Qualified variable annuity policies . . . . . . . . . . . .     $ 139,875,929                 ---        $ 21,128,286
   Non-qualified variable annuity policies . . . . . . . . . .        39,734,443        $  8,468,967                ---
                                                                   -------------        ------------        ------------
                                                                   $ 179,610,372        $  8,468,967        $ 21,128,286
                                                                   -------------        ------------        ------------
                                                                   -------------        ------------        ------------

Units outstanding and net asset value per unit:
Post 1974 Series:
   Qualified units outstanding, December 31, 1994. . . . . . .        24,340,890             ---               6,476,049
   Net asset value per qualified unit, December 31, 1994 . . .     $    5.585790             ---            $   3.262527
   Non-qualified units outstanding, December 31, 1994. . . . .         6,979,265           2,618,578                ---
   Net asset value per non-qualified unit, December 31, 1994 .     $    5.324423        $   3.234185                ---

Pre 1974 Series:
   Qualified units outstanding, December 31, 1994. . . . . . .           691,318             ---                    ---
   Net asset value per qualified unit, December 31, 1994 . . .     $    5.659956             ---                    ---
   Non-qualified units outstanding, December 31, 1994. . . . .           477,075             ---                    ---
   Net asset value per non-qualified unit, December 31, 1994 .     $    5.395129             ---                    ---


The accompanying notes are an integral part of these financial statements.

                       VARIABLE ANNUITY SEPARATE ACCOUNTS


----------------------------------------------------------------------------------------------------------
                                                                    SEPARATE ACCOUNT      SEPARATE ACCOUNT
                                                                          VA-G                  VA-H
----------------------------------------------------------------------------------------------------------
ASSETS:
Investment in shares of Allmerica Investment Trust............     $    1,783,622           $    5,783,605

LIABILITIES:
Payable to SMA Life Assurance Company (Sponsor)...............              4,814                   13,560
                                                                   --------------           --------------
  Net assets..................................................     $    1,778,808           $    5,770,045
                                                                   --------------           --------------
                                                                   --------------           --------------

Net asset distribution by category:
   Qualified variable annuity policies........................           ---                $    5,770,045
   Non-qualified variable annuity policies....................     $   1,778,808                   ---
                                                                   -------------            --------------
                                                                   $   1,778,808            $    5,770,045
                                                                   -------------            --------------
                                                                   -------------            --------------

Units outstanding and net asset value per unit:
Post 1974 Series:
   Qualified units outstanding, December 31, 1994.............           ---                     3,335,462
   Net asset value per qualified unit, December 31, 1994......           ---                $     1.729909
   Non-qualified units outstanding, December 31, 1994.........         1,036,806                   ---
   Net asset value per non-qualified unit, December 31, 1994       $    1.715661                   ---

Pre 1974 Series:
   Qualified units outstanding, December 31, 1994.............           ---                       ---
   Net asset value per qualified unit, December 31, 1994......           ---                       ---
   Non-qualified units outstanding, December 31, 1994.........           ---                       ---
   Net asset value per non-qualified unit, December 31, 1994..           ---                       ---


                       VARIABLE ANNUITY SEPARATE ACCOUNTS
          Statements of Operations For the Year Ended December 31, 1994

------------------------------------------------------------------------------------------------------------------------
                                                             SEPARATE ACCOUNT     SEPARATE ACCOUNT    SEPARATE ACCOUNT
                                                                   VA-A                 VA-B                VA-C
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . .   $ 12,321,642        $    562,147        $  1,450,392


EXPENSES:
  Mortality and expense risk fees. . . . . . . . . . . . . .      2,476,035             114,102             295,292
                                                               ------------        ------------        ------------
  Net investment income. . . . . . . . . . . . . . . . . . .      9,845,607             448,045           1,155,100
                                                               ------------        ------------        ------------



REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) . . . . . . . . . . . . . . . . .      6,548,274              (1,349)            (35,786)
  Net unrealized (loss). . . . . . . . . . . . . . . . . . .    (18,669,593)           (862,779)         (2,212,717)
                                                               ------------        ------------        ------------

  Net realized and unrealized gain (loss) on investments . .    (12,121,319)           (864,128)         (2,248,503)
                                                               ------------        ------------        ------------

  Net increase(decrease) in net assets from operations . . .   $ (2,275,712)       $   (416,083)       $ (1,093,403)
                                                               ------------        ------------        ------------
                                                               ------------        ------------        ------------


The accompanying notes are an integral part of these financial statements.

                       VARIABLE ANNUITY SEPARATE ACCOUNTS


----------------------------------------------------------------------------------------------
                                                            SEPARATE ACCOUNT  SEPARATE ACCOUNT
                                                                   VA-G              VA-H
----------------------------------------------------------------------------------------------
  Dividends.................................................  $    90,881       $   255,706


EXPENSES:
  Mortality and expense risk fees...........................       30,048            84,360
                                                              -----------       -----------
  Net investment income.....................................       60,833           171,346
                                                              -----------       -----------


REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss)..................................       ---               ---
  Net unrealized (loss).....................................       ---               ---
                                                              -----------       -----------

  Net realized and unrealized gain (loss) on investments....       ---               ---
                                                               -----------       -----------
  Net increase(decrease) in net assets from operations......   $    60,833       $   171,346
                                                               -----------       -----------
                                                               -----------       -----------


                       VARIABLE ANNUITY SEPARATE ACCOUNTS
                       STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------------------
                                                                        SEPARATE ACCOUNT VA-A           SEPARATE ACCOUNT VA-B
                                                                          FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                                                       12/31/94        12/31/93        12/31/94        12/31/93
---------------------------------------------------------------------------------------------------------------------------------
INCREASE(DECREASE) IN NET ASSETS
 FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . .  $   9,845,607   $  21,549,755   $     448,045   $     571,790
  Net realized gain (loss) from security transactions. . . . . .      6,548,274       5,040,981          (1,349)        123,451
  Net unrealized gain (loss) on investments. . . . . . . . . . .    (18,669,593)    (14,763,298)       (862,779)        166,586
                                                                  -------------   -------------   -------------   -------------

  Net increase (decrease) in net assets from operations. . . . .     (2,275,712)     11,827,438        (416,083)        861,827


 FROM CAPITAL TRANSACTIONS:
  Net purchase payments. . . . . . . . . . . . . . . . . . . . .     10,489,533      14,802,251         159,236         329,864
  Terminations . . . . . . . . . . . . . . . . . . . . . . . . .    (14,302,061)    (10,308,747)       (579,689)       (194,230)
  Annuity benefits . . . . . . . . . . . . . . . . . . . . . . .     (1,828,037)     (1,115,929)         (6,040)        (30,825)
  Other transfers from (to) the General Account of
     SMA Life Assurance Company (Sponsor). . . . . . . . . . . .    (35,084,901)     (6,155,359)     (1,133,064)        336,336
  Net (decrease) in investment by
     SMA Life Assurance Company (Sponsor). . . . . . . . . . . .        ---             ---             ---                ---
                                                                  -------------   -------------   -------------   -------------
  Net increase(decrease) in net assets from capital transactions    (40,725,466)     (2,777,784)     (1,559,557)        441,145
                                                                  -------------   -------------   -------------   -------------

  Net increase(decrease) in net assets . . . . . . . . . . . . .    (43,001,178)      9,049,654      (1,975,640)      1,302,972

 NET ASSETS:
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . .    222,611,550     213,561,896      10,444,607       9,141,635
                                                                  -------------   -------------   -------------   -------------
  End of year. . . . . . . . . . . . . . . . . . . . . . . . . .  $ 179,610,372   $ 222,611,550   $   8,468,967   $  10,444,607
                                                                  -------------   -------------   -------------   -------------
                                                                  -------------   -------------   -------------   -------------


The accompanying notes are an integral part of these financial statements.

                       VARIABLE ANNUITY SEPARATE ACCOUNTS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          SEPARATE ACCOUNT VA-C             SEPARATE ACCOUNT VA-G
                                                                           FOR THE YEAR ENDED                 FOR THE YEAR ENDED
                                                                       12/31/94           12/31/93         12/31/94         12/31/93
------------------------------------------------------------------------------------------------------------------------------------
INCREASE(DECREASE) IN NET ASSETS
 FROM OPERATIONS:
 Net investment income . . . . . . . . . . . . . . . . . . . .     $  1,155,100       $  1,452,522        $  60,833      $  81,990

 Net realized gain (loss) from security transactions . . . . .          (35,786)           235,787          ---              ---

 Net unrealized gain (loss) on investments . . . . . . . . . .       (2,212,717)           464,015          ---              ---
                                                                   ------------       ------------     ------------     ---------

 Net increase (decrease) in net assets from operations . . . .       (1,093,403)         2,152,324           60,833        81,990


FROM CAPITAL TRANSACTIONS:
 Net purchase payments . . . . . . . . . . . . . . . . . . . .        1,374,331          2,286,417          245,690        562,707
 Terminations. . . . . . . . . . . . . . . . . . . . . . . . .       (2,222,511)        (1,057,396)        (256,150)      (121,444)
 Annuity benefits. . . . . . . . . . . . . . . . . . . . . . .          (53,233)          (111,024)            (115)       (90,083)
 Other transfers from (to) the General Account of
   SMA Life Assurance Company (Sponsor). . . . . . . . . . . .       (4,004,650)         1,788,882       (1,282,493)    (4,431,632)
 Net (decrease) in investment by
   SMA Life Assurance Company (Sponsor). . . . . . . . . . . .              ---                ---              ---          ---
                                                                   ------------       ------------     ------------     -----------
Net increase(decrease) in net assets from capital transactions       (4,906,063)         2,906,879       (1,293,068)    (4,080,452)
                                                                   ------------       ------------     ------------     -----------

 Net increase(decrease) in net assets. . . . . . . . . . . . .       (5,999,466)         5,059,203       (1,232,235)    (3,998,462)

NET ASSETS:
 Beginning of year . . . . . . . . . . . . . . . . . . . . . .       27,127,752         22,068,549        3,011,043       7,009,505
                                                                   ------------       ------------     ------------     -----------
 End of year . . . . . . . . . . . . . . . . . . . . . . . . .     $ 21,128,286       $ 27,127,752     $  1,778,808     $ 3,011,043
                                                                   ------------       ------------     ------------     -----------
                                                                   ------------       ------------     ------------     -----------


                                                                   --------------------------------------
                                                                           SEPARATE ACCOUNT VA-H
                                                                             FOR THE YEAR ENDED
                                                                        12/31/94          12/31/93
                                                                   --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
 Net investment income . . . . . . . . . . . . . . . . . . . .        $ 171,346         $  203,382
 Net realized gain (loss) from security transactions . . . . .          ---                   ---

 Net unrealized gain (loss) on investments . . . . . . . . . .          ---                   ---
                                                                     ----------         ----------
 Net increase (decrease) in net assets from operations . . . .          171,346            203,382


CAPITAL TRANSACTIONS:
 Net purchase payments . . . . . . . . . . . . . . . . . . . .        2,636,131          2,715,598
 Terminations. . . . . . . . . . . . . . . . . . . . . . . . .       (1,537,902)        (1,051,313)
 Annuity benefits. . . . . . . . . . . . . . . . . . . . . . .          (14,100)           (63,243)
 Other transfers from (to) the General Account of
   SMA Life Assurance Company (Sponsor). . . . . . . . . . . .       (4,136,601)        (8,543,145)
 Net (decrease) in investment by
   SMA Life Assurance Company (Sponsor). . . . . . . . . . . .              ---           (115,596)
                                                                   ------------        ------------
Net increase(decrease) in net assets from capital transactions       (3,052,472)        (7,057,699)
                                                                   ------------        ------------

 Net increase(decrease) in net assets. . . . . . . . . . . . .       (2,881,126)        (6,854,317)

NET ASSETS:
 Beginning of year . . . . . . . . . . . . . . . . . . . . . .       (8,651,171)        15,505,488
                                                                   ------------        -----------
 End of year . . . . . . . . . . . . . . . . . . . . . . . . .     $  5,770,045       $  8,651,171
                                                                   ------------        -----------
                                                                   ------------        -----------



                       VARIABLE ANNUITY SEPARATE ACCOUNTS
                NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1994

NOTE 1 - ORGANIZATION

  Separate Accounts VA-A, VA-B, VA-C, VA-G and VA-H (the Separate Accounts) are separate investment accounts of SMA Life Assurance Company (the Company), established for the purpose of separating from the general assets of the Company those assets used to fund the variable portion of certain variable annuity policies issued by the Company. The Company is a wholly-owned subsidiary of State Mutual Life Assurance Company of America (State Mutual). Under applicable insurance law, the assets and liabilities of the Separate Accounts are clearly identified and distinguished from the assets and liabilities of the Company. The Separate Accounts cannot be charged with liabilities arising out of any other business of the Company.


  The Separate Accounts are registered individually as unit investment trusts under the Investment Company Act of 1940, as amended (the 1940 Act). Each Separate Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Investment Management Company, Inc., a wholly-owned subsidiary of State Mutual. The Trust is an open-end, diversified series management investment company registered under the 1940 Act.

  The Separate Accounts have two types of variable annuity policies, "qualified" policies and "non-qualified" policies. A qualified policy is one that is purchased in connection with a retirement plan which meets the requirements of
Section 401, 403, 408, or 457 of the Internal Revenue Code, while a non-qualified policy is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain partial redemptions or surrenders will vary according to whether they are made from a qualified policy or a non-qualified policy.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  Investments - Security transactions are recorded on the trade date. Investments in shares of the Trust are stated at the net asset value per share of the respective investment portfolio of the Trust. Net realized gains and losses on securities sold are determined on the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Trust at net asset value.

                       VARIABLE ANNUITY SEPARATE ACCOUNTS
          NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1994, Continued


  Federal Income Taxes - The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code and files a consolidated Federal Income Tax return with State Mutual. The Company anticipates no tax liability resulting from the operations of the Separate Accounts. Therefore, no provision for income taxes has been charged against the Separate Accounts.


  Capital Transactions - The components of the prior year's net increase (decrease) in net assets from capital transactions have been disclosed in the current year Statements of Changes in Net Assets to conform to the current year presentation.

NOTE 3 - INVESTMENTS

  The number of shares owned, aggregate cost, and net asset value per share of each Separate Account's investment in the Trust at December 31, 1994 were as follows:

------------------------------------------------------------------------------------
                                               PORTFOLIO INFORMATION
SEPARATE       INVESTMENT           NUMBER OF        AGGREGATE          NET ASSET
ACCOUNT        PORTFOLIO             SHARES            COST          VALUE PER SHARE
------------------------------------------------------------------------------------
VA-A      Growth                    99,262,138     $ 164,758,170        $   1.814

VA-B]     Investment Grade Income    8,396,810         8,938,134            1.012
VA-C]     Income                    20,913,186        22,266,615            1.012

VA-G]     Money Market               1,783,622         1,783,622            1.000
VA-H]                                5,783,605         5,783,605            1.000


NOTE 4 - RELATED PARTY TRANSACTIONS

  The Company makes a charge of 1.25% per annum based on the average daily net assets of each Separate Account at each valuation date for mortality and expense risks. This charge is deducted in the daily computation of unit values but is paid to the Company on a monthly basis. The total annual charge may be increased or decreased by the Board of Directors of the Company once each year but the total charge may not exceed 1.275% per annum. On February 15, 1991, the Board of Directors of the Company increased the charge form .90% to 1.25% on policies issued in the 1974 and later series. The total charge on policies issued prior to 1974 will remain at .90% per annum due to a contract fee limit. Net purchase payments represent gross purchase payments less applicable premium taxes.

  Allmerica Investments, Inc., (Allmerica Investments), a wholly-owned subsidiary of State Mutual, is principal underwriter and general distributor of the Separate Accounts, and does not receive any compensation for sales of the Variable Annuity policies. Commissions are paid to registered representatives of Allmerica Investments by the Company. As the current series of policies have a contingent deferred sales charge, no deduction is made for sales charges at the time of the sale. For the year ended December 31, 1994, the Company received $242,448, $6,534, $35,170, $5,182, and $16,672 for contingent deferred sales charges applicable to Separate Accounts VA-A, VA-B, VA-C, VA-G and VA-H, respectively.

                       VARIABLE ANNUITY SEPARATE ACCOUNTS
          NOTES TO FINANCIAL STATEMENTS - December 31, 1994, Continued


NOTE 5 - POLICYOWNERS AND SPONSOR TRANSACTIONS

  Transactions from policyowners and sponsor were as follows:

---------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                                          1994                              1993
                                                          ----                              ----
                                                 UNITS            AMOUNT           UNITS              AMOUNT
---------------------------------------------------------------------------------------------------------------
Separate Account VA-A
    Qualified
Issuance of units. . . . . . . . . . . . . .    3,217,242     $  18,088,383        2,496,132      $  13,667,644
Redemption of units. . . . . . . . . . . . .   (8,895,152)      (49,863,496)      (2,701,341)       (15,093,938)
                                                ---------     -------------        ---------      -------------
Net (decrease) . . . . . . . . . . . . . . .   (5,677,910)    $ (31,775,113)        (205,209)     $  (1,426,294)
                                                ---------     -------------        ---------      -------------
                                                ---------     -------------        ---------      -------------

    Non-Qualified
Issuance of units. . . . . . . . . . . . . .      724,261     $   4,025,736          306,689      $   1,784,986
Redemption of units. . . . . . . . . . . . .   (2,396,939)      (12,976,089)        (579,172)        (3,136,476)
                                                ---------     -------------        ---------      -------------
Net (decrease) . . . . . . . . . . . . . . .   (1,672,678)    $  (8,950,353)        (272,483)     $  (1,351,490)
                                                ---------     -------------        ---------      -------------
                                                ---------     -------------        ---------      -------------

Separate Account VA-B
Issuance of units. . . . . . . . . . . . . .      219,814     $     728,534          274,610      $     909,682
Redemption of units. . . . . . . . . . . . .     (696,519)       (2,288,091)        (143,221)          (468,537)
                                                ---------     -------------        ---------      -------------
Net increase (decrease). . . . . . . . . . .     (476,705)    $  (1,559,557)         131,389      $     441,145
                                                ---------     -------------        ---------      -------------
                                                ---------     -------------        ---------      -------------

Separate Account VA-C
Issuance of units. . . . . . . . . . . . . .      866,192     $   2,892,853        1,629,955      $   5,387,883
Redemption of units. . . . . . . . . . . . .   (2,359,679)       (7,798,916)        (753,334)        (2,481,004)
                                                ---------     -------------        ---------      -------------
Net increase (decrease). . . . . . . . . . .   (1,493,487)    $  (4,906,063)         876,621      $   2,906,879
                                                ---------     -------------        ---------      -------------
                                                ---------     -------------        ---------      -------------

Separate Account VA-G
Issuance of units. . . . . . . . . . . . . .      663,363     $   1,116,875        1,186,914      $   1,964,628
Redemption of units. . . . . . . . . . . . .   (1,428,113)       (2,409,943)      (3,651,634)        (6,045,080)
                                                ---------     -------------        ---------      -------------
Net (decrease) . . . . . . . . . . . . . . .     (764,750)    $  (1,293,068)      (2,464,720)     $  (4,080,452)
                                                ---------     -------------        ---------      -------------
                                                ---------     -------------        ---------      -------------

Separate Account VA-H
Issuance of units. . . . . . . . . . . . . .    1,591,663     $   2,706,234        3,551,033      $   5,950,676
Redemption of units. . . . . . . . . . . . .   (3,389,635)       (5,758,706)      (7,777,346)       (13,008,375)
                                                ---------     -------------        ---------      -------------
Net (decrease) . . . . . . . . . . . . . . .   (1,797,972)    $  (3,052,472)      (4,226,313)     $  (7,057,699)
                                                ---------     -------------        ---------      -------------
                                                ---------     -------------        ---------      -------------

                       VARIABLE ANNUITY SEPARATE ACCOUNTS
          NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1994, Continued


NOTE 6 - DIVERSIFICATION REQUIREMENTS

  Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

  The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Separate Accounts satisfy the current requirements of the regulations, and it intends that the Separate Accounts will continue to meet such requirements.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

  Cost of purchases and proceeds from sales of the Trust shares by the Separate Accounts during the year ended December 31, 1994 were as follows:


 SEPARATE
  ACCOUNT          INVESTMENT PORTFOLIO          PURCHASES          SALES
----------         --------------------        -------------    -------------
  VA-A     Growth. . . . . . . . . . . . . .   $  15,813,185    $  46,362,731

  VA-B     Investment Grade Income . . . . .       3,975,306        8,807,948
  VA-C

  VA-G     Money Market. . . . . . . . . . .       5,013,055        9,129,385
  VA-H                                         -------------    -------------
           Totals. . . . . . . . . . . . . .   $  24,801,546    $  64,300,064
                                               -------------    -------------
                                               -------------    -------------

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors of SMA Life
Assurance Company and Policyowners
of Separate Accounts VA-A, VA-B, VA-C, VA-G and VA-H of SMA Life Assurance Company

        In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Separate Accounts VA-A, VA-B, VA-C, VA-G and VA-H of SMA Life Assurance Company at December 31, 1994, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of SMA Life Assurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1994 by correspondence with the Trust, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Boston, Massachusetts

February 13, 1995

                           PART C.  OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(A) FINANCIAL STATEMENTS
     FINANCIAL STATEMENTS INCLUDED IN PART A
     None

     FINANCIAL STATEMENTS INCLUDED IN PART B
     Financial Statements for Separate Accounts VA-A, VA-B, VA-C, VA-G and VA-H Financial Statements for SMA Life Assurance Company

     FINANCIAL STATEMENTS INCLUDED IN PART C
     None

(B) EXHIBITS

Exhibit 1 -    Vote Authorizing Establishment of Registrant was filed previously on February 21, 1986, and is incorporated herein by reference.

Exhibit 2 -    Not Applicable.  Pursuant to Rule 26a-2, the Insurance Company
               may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

Exhibit 3 -    Sales and Administrative Services Agreement, Specimen Variable
               Annuity Dealer Agreement, Schedule of Sales Commissions, were previously filed as Exhibit 1(3)a, 1(3)b and 1(3)c of Registrant's Form S-6, filed March 1, 1985 and are incorporated herein by reference.

Exhibit 4 Elective Payment and Single Payment Policy forms were previously filed as Exhibit 1(5) of Registrant's Form S-6 filed March 1, 1985 and Exhibit 4 of Registrant's Form N-4 filed February 21, 1986, and are incorporated herein be reference.

Exhibit 5 -    Application Forms were previously filed as Exhibit 1(10) of
               Registrant's Form S-6 filed March 1, 1985, and are incorporated herein by reference.

Exhibit 6 -    The Depositor's Articles of Incorporation and Bylaws, as Amended

Exhibit 7 -    Not Applicable.

Exhibit 8 -    AUV Calculation Services Agreement with The Shareholder Services
               Group dated March 31, 1995 was previously filed on May 1, 1995, and is incorporated herein by reference.

Exhibit 9 -    Consent and Opinion of Counsel.

Exhibit 10 -   Consent of Independent Accountants.

Exhibit 11 -   None.

Exhibit 12 -   None.

Exhibit 13 -   None.

Exhibit 14 -   Not Applicable.

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01653

     Name and Position               Principal Occupation
     -----------------               --------------------
Barry Z. Aframe               Vice President and Counsel, State Mutual
Vice President and Counsel

Abigail M. Armstrong          Counsel, State Mutual
Secretary and Counsel

Richard J. Baker              Vice President and Secretary, State Mutual
Director and Vice President

Whitworth F. Bird, Jr., M.D. Vice President and Medical Director, State Mutual Vice President and
Medical Director

Alan R. Boyer                 Vice President, State Mutual
Vice President

Mark R. Colborn               Vice President, and Controller, State Mutual
Vice President and
Controller

Lisa M. Coleman               Vice President, State Mutual
Vice President

Dix F. Davis                  Vice President, State Mutual
Vice President

Bruce A. Emond                Vice President, State Mutual
Vice President

Edward W. Ford                Vice President, State Mutual
Vice President

Bruce H. Freedman             Vice President, State Mutual
Vice President

Brian L. Hirst                Vice President and Actuary, State Mutual
Vice President and Actuary

Kruno Huitzingh               Vice President and Chief Information Officer,
Vice President and Chief      State Mutual
Information Officer

John P. Kavanaugh             Vice President, State Mutual
Vice President

John F. Kelly                 Senior Vice President, General Counsel, and
Director                      Assistant Secretary, State Mutual

Richard H. Kremer             Vice President, State Mutual
Vice President

Jeffrey P. Lagarce            Vice President, State Mutual
Vice President

Joseph W. MacDougall, Jr.     Vice President, Associate General Counsel, and
Vice President, Associate     Assistant Secretary, State Mutual
General Counsel
and Assistant Secretary

William H. Mawdsley           Vice President and Actuary, State Mutual
Vice President and Actuary

Roderick A. McGarry, II       Vice President, State Mutual
Vice President

John W. Nunley                Vice President, State Mutual
Vice President

John F. O'Brien               Director, President and Chief Executive Officer,
Director and Chairman         State Mutual
of the Board

Edward J. Parry, III          Vice President and Treasurer, State Mutual
Vice President and Treasurer


Richard M. Reilly             Vice President, State Mutual
Director, President and CEO


Henry P. St. Cyr              Vice President and Asst. Treasurer, State Mutual
Vice President and Asst.
Treasurer

Eric Simonsen                 Vice President and Chief Financial Officer, State
Director, Vice President      Mutual
and Chief Financial Officer

Ann K. Tripp                  Vice President, State Mutual
Vice President

Jerome F. Weihs               Vice President, State Mutual
Vice President

Diane E. Wood                 Vice President, State Mutual
Vice President



Item 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT. See attached organization chart.


                 STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA


     NAME                     ADDRESS             TYPE OF BUSINESS
     ----                     -------             ----------------
AAM Equity Fund            440 Lincoln Street   Massachusetts Grantor
                           Worcester MA 01653     Trust

Allmerica Asset            440 Lincoln Street   Investment advisory
 Management, Inc.          Worcester MA 01653     services

Allmerica Employees        440 Lincoln Street   Insurance Agency
 Insurance Agency, Inc.    Worcester MA 01653

Allmerica Financial        440 Lincoln Street   Insurance Agency
 Services Insurance        Worcester, MA 01653
 Agency, Inc.

Allmerica Funds            440 Lincoln Street   Investment Company
                           Worcester MA 01653

Allmerica Institutional    440 Lincoln Street   Accounting, marketing
 Services, Inc.            Worcester MA 01653     and shareholder services for
                                                  investment companies

Allmerica Investment       440 Lincoln Street   Holding Company
 Services, Inc.            Worcester, MA 01653
 (formerly Allmerica
 Financial Services, Inc.)

Allmerica Investment       440 Lincoln Street   Investment Advisory
 Management Company, Inc.  Worcester MA 01653     Services

Allmerica Investments,     440 Lincoln Street   Securities, retail broker-
 Inc.                      Worcester MA 01653     dealer

Allmerica Investment Trust 440 Lincoln Street   Investment Company
 (formerly SMA             Worcester MA 01653
 Investment Trust)

Allmerica Property         440 Lincoln Street   Holding Company
 and Casualty Companies,   Worcester MA 01653
 Inc.

Allmerica Realty           440 Lincoln Street   Investment Advisory
 Advisors, Inc.            Worcester MA 01653     services

Allmerica Securities Trust 440 Lincoln Street   Investment Company
                           Worcester MA 01653

Allmerica Services, Inc.   440 Lincoln Street   Service Company
                           Worcester MA 01653

Allmerica Trust Company,   440 Lincoln Street   Limited purpose national
 N.A.                      Worcester MA 01653     trust company

AMGRO, Inc.                472 Lincoln Street   Premium financing
                           Worcester MA 01653

APC Funding Corp.          440 Lincoln Street   Special purpose funding
                           Worcester MA 01653     vehicle for commercial
                                                  paper

Beltsville Drive Limited   440 Lincoln Street   Real estate partnership
 Partnership               Worcester MA 01653

Citizens Corporation       440 Lincoln Street   Holding Company
                           Worcester MA 01653

Citizens Insurance         645 West Grand River Multi-line fire &
 Company of America        Howell MI 48843        casualty insurance

Citizens Insurance         645 West Grand River Multi-line fire &
 Company of Ohio           Howell MI 48843        casualty insurance

Citizens Management, Inc.  645 West Grand River Services management
                           Howell MI 48843        company


Greendale Special          440 Lincoln Street   Massachusetts Grantor
 Placements Fund           Worcester MA 01653     Trust

The Hanover American       100 North Parkway    Multi-line fire &
 InsuranceCompany          Worcester MA 01653     casualty insurance

The Hanover Insurance      100 North Parkway    Multi-line fire &
 Company                   Worcester MA 01605     casualty insurance

Hanover Texas Insurance    801 East Campbell    Incorporated Branch
 Management Company, Inc.  Road Richardson TX     Office of The Hanover
                           75081                  Insurance Company
                                                  Attorney-in-fact for
                                                  Hanover Lloyd's
                                                  Insurance Company

Hanover Lloyd's Insurance  801 East Campbell    Multi-line fire &
 Company                   Road Richardson TX     casualty insurance
                           75081

Hollywood Center, Inc.     440 Lincoln Street   General business
                           Worcester MA 01653     corporation

Linder Skokie Real Estate  440 Lincoln Street   General business
 Corporation               Worcester MA 01653     corporation

Lloyds Credit Corporation  440 Lincoln Street   Premium financing
                           Worcester MA 01653     service franchises

Logan Wells Water Company, 603 Heron Drive      Water Company, serving
 Inc.                      Bridgeport NJ 08014    land development
                                                  investment

Massachusetts Bay          100 North Parkway    Multi-line fire &
 Insurance Company         Worcester MA 01653     casualty

SMA Financial Corp.        440 Lincoln Street   Holding Company
                           Worcester MA 01653


Allmerica Financial        440 Lincoln Street   Life insurance, accident
 Life Insurance and        Worcester MA 01653   & health insurance,
 Annuity Company                                annuities, variable annuities
                                                and variable life insurance


Somerset Square, Inc.      440 Lincoln Street   General business
                           Worcester MA 01653     corporation

Sterling Risk Management   100 North Parkway    Risk management
 Services, Inc.            Worcester MA 01605     services

Item 27.  NUMBER OF CONTRACT OWNERS.

  As of December 31, 1994, the following number of contract owners had interests in the Separate Accounts:

                              Qualified      Non-Qualified
                              Contracts      Contracts
                              ---------      ---------
       Separate Account VA-A   11,809         2,046

       Separate Account VA-B   N/A            647

       Separate Account VA-C   3,201          N/A

       Separate Account VA-G   N/A            207

       Separate Account VA-H   991            N/A



Item 28.  INDEMNIFICATION.

Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgement, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

Item 29.  PRINCIPAL UNDERWRITERS.


(a) Allmerica Investments, Inc. also acts as principal underwriter for the following:
     -    VEL Account, VEL II Account, Separate Accounts    VA-K, VA-P,
          Allmerica Select Separate Account and Inheiritage Account of Allmerica Financial Life Insurance and Annuity Company
     - Separate Account I, Separate Accounts VA-K, VA-P, Allmerica Select Separate Account,
          VEL II Account and Inheiritage Account of State Mutual
     -    Allmerica Investment Trust


(b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653


   Name                            Position or Office with Underwriter
   ----                            -----------------------------------
Abigail M. Armstrong          Secretary and Counsel

Philip J. Coffey              Vice President

Bob A. Freelove               Vice President

John F. Kelly                 Director

John F. O'Brien               Director

Stephen Parker                PRESIDENT AND CEO

Edward J. Parry, III          Treasurer

Richard M. Reilly             Director

Eric A. Simonsen              Director

Ronald K. Smith               Vice President

Mark Steinberg                Senior Vice President

Robert T. Stemple             Vice President and Controller


Item 30.  LOCATION OF ACCOUNTS AND RECORDS.

Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts or on behalf of the Company by the Shareholder Services Group, Inc. at 290 Donald Lynch Boulevard, Marlborough, Massachusetts.

Item 31.  MANAGEMENT SERVICES.

Effective March 31, 1995, the Company has engaged The Shareholder Services Group, Inc., 53 State Street, Boston, Massachusetts to provide daily unit value calculations and related services for the Company's separate accounts.

Item 32.  UNDERTAKINGS.

(a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(b) The registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

(c) The registrant hereby undertakes to deliver a Statement of Additional Information promptly upon written or oral request, according to the requirements of this Form.

(d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(B) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM.

Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, all in the City of Worcester, and Commonwealth of Massachusetts on the 25th day of September, 1995. Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to its Registration Statement.

                                     SMA LIFE ASSURANCE COMPANY
                                     SEPARATE ACCOUNT VA-H


                              Attest:/s/ Joseph W. MacDougall, Jr.
                                     ----------------------------------------
                                     Joseph W. MacDougall, Jr.
                                     Vice President, Associate General Counsel
                                     and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                        Title                          Date
---------                        -----                          ----

/s/ Richard M. Reilly            Director, President and     September 25, 1995
______________________________   Chief Executive Officer
Richard M. Reilly

/s/ John F. O'Brien              Director and Chairman of the
______________________________   Board
John F. O'Brien

/s/ Eric A. Simonsen             Director, Vice President and
______________________________   Chief Financial Officer
Eric A. Simonsen

/s/ Mark R. Colborn              Vice President and
______________________________   Controller
Mark R. Colborn

/s/ Richard J. Baker             Director and Vice President
______________________________
Richard J. Baker


/s/ John F. Kelly                Director
______________________________
John F. Kelly